UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2009 – March 31, 2010

Item 1: Reports to Shareholders

Vanguard Growth and Income Fund
Semiannual Report

March 31, 2010

> Vanguard Growth and Income Fund returned almost 12%, about one percentage point ahead of the peer-group average.

> The fund more or less matched the return of the S&P 500 Index, a benchmark it seeks to outperform, as pockets of strength were neutralized by patches of weakness.

> Signs that the nascent economic recovery was sustainable buoyed investor spirits.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	22
Glossary.	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended March 31, 2010
Total
Returns
Vanguard Growth and Income Fund
Investor Shares	11.71%
Admiral™ Shares	11.77
S&P 500 Index	11.75
Large-Cap Core Funds Average	10.80
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
September 30, 2009 , Through March 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth and Income Fund
Investor Shares	$22.34	$24.73	$0.216	$0.000
Admiral Shares	36.48	40.38	0.377	0.000

1

Chairman’s Letter

Dear Shareholder,

During the past six months, the broad U.S. stock market generated a double-digit gain as investors became increasingly optimistic about the strength of the economic recovery. Vanguard Growth and Income Fund’s Investor Shares returned 11.71%; its lower-cost Admiral Shares returned 11.77%.

The fund’s return was superior to the average return of its peer group, and in line with that of the S&P 500 Index. Market-beating stock selections in a handful of sectors were neutralized by weakness elsewhere.

Stock market rally continued despite a few minor setbacks
After a steep but short-lived decline, stocks resumed their uphill trek in February. The broad U.S. stock market ended the six-month period up about 12%. Since stocks began their historic recovery in March just over a year ago, U.S. equities have risen more than 70%.

During the six months, small-capitalization companies outperformed larger-cap companies, while growth stocks trumped their value counterparts, though the differences weren’t all that significant.

2

Foreign stocks didn’t fare as well as domestic stocks, but still ended the period on a positive note. Investors’ concerns about Greece’s creditworthiness, as well as that of economies such as Spain and Portugal, weighed on the European markets. In Asia, possible changes to China’s monetary policies and weakness in the Japanese market hindered the region’s results. Emerging-market stocks, which made a quick and substantial recovery from the global financial crisis, continued to outperform developed-market stocks.

Investors still favored riskier bond options
The broad U.S. taxable bond market returned about 2% for the period, as investors continued to prefer higher-risk corporate bonds over government issues. The broad municipal bond market returned 0.28%. The yields of longer-term U.S. Treasury bonds rose during the six months, while those of the shortest-term securities remained near 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008 and has said that it expects to maintain that rate for “an extended period.” In late February, Fed Chairman Ben Bernanke said that low interest rates were still necessary to help the economy recover, but that the central bank would be ready to tighten credit “at the appropriate time.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Market Barometer

			Total Returns
		Periods Ended March 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.11%	51.60%	2.31%
Russell 2000 Index (Small-caps)	13.07	62.76	3.36
Dow Jones U.S. Total Stock Market Index	12.48	52.88	2.82
MSCI All Country World Index ex USA (International)	5.51	61.67	6.59

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.99%	7.69%	5.44%
Barclays Capital Municipal Bond Index	0.28	9.69	4.58
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.13	2.76

CPI
Consumer Price Index	0.77%	2.31%	2.40%

3

Strengths and weaknesses produced index-like performance
Although a double-digit gain is gratifying in absolute terms, Vanguard Growth and Income Fund’s six-month relative performance can best be described as acceptable. The fund’s advisor, Mellon Capital Management, relies on quantitative stock-selection models in its attempt to capture the risk characteristics of the S&P 500 Index but outperform the unmanaged benchmark by buying the most—and avoiding the least—attractive stocks in each sector. During the past six months, the fund’s return more or less matched that of the index.

The advisor’s models identified a number of superior performers in the consumer staples and health care sectors. While the index’s consumer staples stocks returned about 11%, the fund’s holdings returned almost 17%. The materials sector was another notable strength. The advisor’s selections returned 14%, about four percentage points more than the index’s materials stocks.

The fund surrendered most of its edge over the index with subpar selections in the industrial, utilities, financial, and telecommunication services sectors. For example, industrial stocks generated surprisingly strong returns as the economy

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Growth and Income Fund	0.35%	0.21%	1.27%

The fund expense ratios shown are from the prospectus dated January 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the fund’s annualized expense ratios were 0.33% for Investor Shares and 0.18% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Large-Cap Core Funds.

4

ground into gear and idled factories came back on line, boosting the stock prices of railroads and machinery makers. The index’s industrial stocks returned 19%. Vanguard Growth and Income Fund’s industrial holdings, by contrast, finished the period with a return of about 15%.

The net result of the fund’s strengths and weaknesses was a very strong absolute return, but no clear advantage over the index.

A useful role in a well-diversified portfolio
One of our responsibilities at Vanguard is to carefully monitor a fund’s performance and report to you on the reasons for its successes or shortfalls. At the same time, we’re careful to remember that it’s unwise to make too much of short-term results. Vanguard Growth and Income Fund has delivered unspectacular returns during the past few years of financial upheaval, generally falling short of its benchmark index.

Nevertheless, our long experience with the fund’s advisor and its disciplined approach to security selection give us confidence in its ability to build a portfolio that can earn index-beating returns without taking on excessive risk. Combined with other low-cost stock and bond funds, in proportions consistent with your unique circumstances, Vanguard Growth and Income Fund can play a useful role in helping you meet your long-term financial goals.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 16, 2010

5

Advisor’s Report

Vanguard Growth and Income Fund’s Investor Shares returned 11.71% for the six months ended March 31. The Admiral Shares returned 11.77%. The S&P 500 Index returned 11.75%, while the average return of large-cap core funds was 10.80%.

Significant market gains over the period
The S&P 500 Index has risen more than 75% from its low in March 2009 amid increasing confidence in the sustainability of the economic recovery. Although the government has wound down several market support programs in the past two quarters, economic signals have continued to show improvement. Corporate earnings have also improved, initially on margin improvement because of cost controls and more recently also because of revenue gains.

As the fourth quarter of 2009 began, the S&P 500 initially fell because of concerns about the sustainability of the recovery and about a “double dip” recession. Outside of the areas most directly affected by the government stimulus efforts, there was considerable uncertainty regarding near-term economic prospects. U.S. unemployment continued to rise, exceeding the 10% mark in October. However, as companies began to rebuild inventories and as expectations improved for corporate earnings, markets gained in November and December.

At the start of the year, gains continued amid good economic news, particularly in the manufacturing sector. Then, from mid-January to mid-February, the markets declined as investors became concerned about several global economic issues. China’s tightening of its monetary policy and the fiscal health of Greece were of particular concern. However, the rally resumed in late February and March, as the economy showed continued improvement, merger-and-acquisition activity picked up, and corporate earnings expectations rose.

Fund performance was in line with that of the S&P 500 benchmark
The fund performed in line with the S&P 500 Index over the period, underperforming it slightly during the fourth quarter and outperforming in the first quarter of 2010. In aggregate, the fund’s performance was not affected significantly either by differences in sector weightings relative to the benchmark or by stock selection within sectors, as our stock picks in some areas outperformed the benchmark and in other areas lagged the benchmark.

The tenor of the U.S. equity market was more favorable to our stock selection process in the last six months than it was earlier in 2009. Our investment process seeks stocks with strong business and price momentum at attractive valuations that we believe can sustain that earnings

6

momentum. Particularly in the first quarter of 2010, the market began rewarding companies with positive earnings expectations, after rewarding stocks for which earnings momentum had not yet materialized through the beginning part of the rally that started in March 2009.

Stock selection was strongest in the health care and consumer staples sectors. In consumer staples, the fund benefited from an overweight position in Coca-Cola Enterprises, which soared in late February after announcing the sale of its North American bottling operations to Coca Cola. The fund held an overweight position in Tyson Foods, which reported strong fourth-quarter earnings, announced higher expected margins, and rose sharply.

Among health care stocks, Merck KGaA, a German company, announced its acquisition of Millipore, a supplier of tools and technology to the life sciences research industry that gained more than 50% during the reporting period. Other strong performers in the sector were Cardinal Health, a drug distributor, and Stryker, a maker of orthopedic replacements.

Stock selection was less favorable within the industrials and technology sectors. Qualcomm, the telecom chipset producer, fell sharply in late January when it scaled back its sales forecasts. Disk drive manufacturer Western Digital reported strong fourth-quarter earnings, but underperformed the sector on concerns that margins had peaked. Within industrials, the fund did not own Boeing, which performed well as the long-delayed 787 plane appeared to come closer to launch. Genuine Parts, a replacement parts distributor that is no longer in the portfolio, underperformed its peers in the industry.

The fund’s positioning and risk controls
Over the past six months, we have made a number of significant enhancements to our stock selection model. We have implemented new research and also synthesized many of our best ideas with those of our new colleagues at Mellon Capital Management, our recent merger partner. We continue to emphasize the same three primary attributes of attractive valuation, favorable momentum, and the sustainability and quality of earnings, and we have been able to improve and further diversify the stock selection metrics we employ. For example, our estimate of earnings quality now incorporates a significantly expanded set of financial statement measures, broadening our ability to assess forward-looking earnings potential. We are enthusiastic about continuing process enhancements.

In 2009, we were particularly watchful of market volatility and uncertainty, and strictly limited differences in industry and sector positions relative to the S&P 500.

7

The fund’s weighting in financials, in particular, closely tracked the sector’s weighting in the benchmark. In response to continuing difficulties in credit markets, we also ensured that the fund did not become overweighted in companies with higher levels of leverage than their industry norms. More recently, as market volatility has declined, we have returned our risk control protocols to normal. And, as markets have again begun to reward fundamentals, we have seen the fund’s performance improve. We believe that the Growth and Income Fund is well positioned in the current environment.

Oliver E. Buckley,
Executive Vice President and Chief Investment Officer,
Active Equity Strategies
Mellon Capital Management Corp.
April 20, 2010

8

Growth and Income Fund

Fund Profile
As of March 31, 2010

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VQNPX	VGIAX
Expense Ratio[1]	0.35%	0.21%
30-Day SEC
Yield	1.44%	1.59%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	137	500	4,159
Median Market Cap	$39.6B	$48.2B	$31.4B
Price/Earnings Ratio	16.8x	20.9x	23.0x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	21.4%	20.6%	19.1%
Earnings Growth Rate	11.3%	6.8%	6.9%
Dividend Yield	1.9%	1.9%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	90%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	9.7%	10.1%	11.0%
Consumer Staples	10.4	11.3	9.8
Energy	10.4	10.9	10.0
Financials	16.6	16.5	17.3
Health Care	13.5	12.1	12.4
Industrials	9.2	10.5	10.9
Information
Technology	20.3	18.9	18.5
Materials	3.1	3.5	4.0
Telecommunication
Services	3.2	2.8	2.6
Utilities	3.6	3.4	3.5

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	0.99	0.99
Beta	1.02	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2%
Microsoft Corp.	Systems Software	2.7
Johnson & Johnson	Pharmaceuticals	2.7
International Business	Computer
Machines Corp.	Hardware	2.7
Apple Inc.	Computer
	Hardware	2.6
JPMorgan Chase & Co.	Diversified Financial
	Services	2.5
AT&T Inc.	Integrated
	Telecommunication
	Services	2.4
Procter & Gamble Co.	Household
	Products	2.1
Pfizer Inc.	Pharmaceuticals	2.1
Goldman Sachs Group	Investment Banking
Inc.	& Brokerage	1.9
Top Ten		24.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated January 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the annualized expense ratios were 0.33% for Investor Shares and 0.18% for Admiral Shares.

9

Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1999, Through March 31, 2010

Average Annual Total Returns: Periods Ended March 31, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/10/1986	47.20%	0.21%	-1.01%
Admiral Shares	5/14/2001	47.43	0.36	0.69[1]
1 Return since inception.

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

10

Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (9.6%)
	Comcast Corp. Class A	3,261,700	61,385
	Target Corp.	953,500	50,154
	TJX Cos. Inc.	1,085,300	46,147
	Time Warner Inc.	1,412,100	44,156
*	Viacom Inc. Class B	1,162,600	39,970
	Wyndham
	Worldwide Corp.	1,538,300	39,581
	Mattel Inc.	1,689,300	38,415
*	Starbucks Corp.	1,400,100	33,980
	Gap Inc.	1,407,700	32,532
*	AutoNation Inc.	1,139,600	20,604
	Sherwin-Williams Co.	153,700	10,402
*	Amazon.com Inc.	65,900	8,945
	Time Warner Cable Inc.	139,866	7,456
*	Bed Bath & Beyond Inc.	137,400	6,013
*	Kohl’s Corp.	105,300	5,768
	Omnicom Group Inc.	148,300	5,756
			451,264
Consumer Staples (10.3%)
	Procter & Gamble Co.	1,575,400	99,676
	Philip Morris
	International Inc.	1,174,500	61,262
	Walgreen Co.	1,591,400	59,025
	Kimberly-Clark Corp.	733,700	46,135
	PepsiCo Inc.	694,300	45,935
	Hormel Foods Corp.	920,600	38,674
	Wal-Mart Stores Inc.	685,200	38,097
	Tyson Foods Inc. Class A	1,035,600	19,832
	Coca-Cola Enterprises Inc.	582,800	16,120
	Safeway Inc.	506,200	12,584
	ConAgra Foods Inc.	450,100	11,284
	Coca-Cola Co.	182,100	10,016
	Kraft Foods Inc.	248,700	7,521
	Lorillard Inc.	90,900	6,839
	Hershey Co.	146,000	6,250
	Molson Coors Brewing Co.
	Class B	118,200	4,971
			484,221

			Market
			Value•
		Shares	($000)
Energy (10.3%)
	Exxon Mobil Corp.	2,216,636	148,470
	Chevron Corp.	965,000	73,176
	Williams Cos. Inc.	1,966,400	45,424
	National Oilwell Varco Inc.	1,095,900	44,472
	Pioneer Natural
	Resources Co.	635,700	35,803
	Apache Corp.	280,600	28,481
	Occidental Petroleum Corp.	310,700	26,266
	Peabody Energy Corp.	516,800	23,618
	XTO Energy Inc.	442,100	20,858
	Spectra Energy Corp.	738,600	16,641
	Chesapeake Energy Corp.	416,000	9,834
*	FMC Technologies Inc.	151,900	9,817
			482,860
Financials (16.4%)
	JPMorgan Chase & Co.	2,658,900	118,986
	Goldman Sachs Group Inc.	522,600	89,171
	American Express Co.	1,691,500	69,791
	Wells Fargo & Co.	1,996,800	62,140
	Prudential Financial Inc.	886,200	53,615
	Travelers Cos. Inc.	992,300	53,525
	Unum Group	1,699,500	42,097
	Bank of America Corp.	2,192,899	39,143
	Hudson City Bancorp Inc.	2,590,100	36,676
	Franklin Resources Inc.	273,300	30,309
	Northern Trust Corp.	530,500	29,315
	Loews Corp.	672,600	25,075
	Fifth Third Bancorp	1,405,700	19,103
	Chubb Corp.	349,400	18,116
	Ameriprise Financial Inc.	359,200	16,293
*	First Horizon National Corp.	995,100	13,981
	XL Capital Ltd. Class A	655,000	12,380
	Principal Financial Group Inc.	377,600	11,030
*	Berkshire Hathaway Inc.
	Class B	113,800	9,249
	Public Storage	71,200	6,550
	HCP Inc.	186,800	6,164
	State Street Corp.	132,900	5,999
			768,708

11

Growth and Income Fund

			Market
			Value•
		Shares	($000)
Health Care (13.4%)
	Johnson & Johnson	1,912,300	124,682
	Pfizer Inc.	5,619,421	96,373
*	Amgen Inc.	1,128,100	67,415
	Bristol-Myers Squibb Co.	2,078,892	55,506
	Stryker Corp.	842,600	48,214
	McKesson Corp.	538,100	35,364
	Allergan Inc.	493,900	32,262
	Aetna Inc.	889,100	31,216
	UnitedHealth Group Inc.	910,500	29,746
	Cardinal Health Inc.	822,600	29,638
*	Humana Inc.	438,500	20,509
*	Gilead Sciences Inc.	356,800	16,227
*	Forest Laboratories Inc.	470,700	14,761
	Eli Lilly & Co.	292,200	10,584
*	Zimmer Holdings Inc.	159,600	9,448
	Becton Dickinson and Co.	77,100	6,070
			628,015
Industrials (9.1%)
	General Electric Co.	3,355,100	61,063
	3M Co.	689,900	57,655
	United Parcel
	Service Inc. Class B	759,300	48,907
	Raytheon Co.	814,600	46,530
	Caterpillar Inc.	623,700	39,200
	CH Robinson
	Worldwide Inc.	531,300	29,673
	Illinois Tool Works Inc.	505,300	23,931
	WW Grainger Inc.	218,700	23,646
	ITT Corp.	425,300	22,800
*	Jacobs Engineering
	Group Inc.	427,200	19,305
	CSX Corp.	320,600	16,319
	Textron Inc.	644,000	13,672
	L-3 Communications
	Holdings Inc.	136,800	12,535
	General Dynamics Corp.	94,200	7,272
	Fluor Corp.	121,100	5,632
			428,140
Information Technology (20.1%)
	Microsoft Corp.	4,268,200	124,930
	International Business
	Machines Corp.	970,100	124,415
*	Apple Inc.	514,300	120,825
	QUALCOMM Inc.	1,646,600	69,141
	Oracle Corp.	2,690,800	69,127
*	Google Inc. Class A	121,140	68,688
*	Computer Sciences Corp.	1,100,100	59,944
	Intel Corp.	1,655,800	36,858
*	Western Digital Corp.	932,200	36,346
*	Dell Inc.	2,077,500	31,183
*	Intuit Inc.	802,200	27,548
	KLA-Tencor Corp.	797,700	24,665
	Xerox Corp.	2,403,700	23,436
*	Micron Technology Inc.	2,128,600	22,116

		Market
		Value•
	Shares	($000)
* Cisco Systems Inc.	790,000	20,564
* SanDisk Corp.	427,300	14,797
Harris Corp.	241,100	11,450
Jabil Circuit Inc.	692,800	11,216
CA Inc.	466,100	10,939
Xilinx Inc.	375,600	9,578
Texas Instruments Inc.	273,100	6,683
Total System Services Inc.	367,100	5,749
Mastercard Inc. Class A	22,600	5,740
Western Union Co.	304,700	5,168
		941,106
Materials (3.1%)
International Paper Co.	1,208,900	29,751
Freeport-McMoRan
Copper & Gold Inc.	296,800	24,795
EI du Pont de
Nemours & Co.	520,900	19,398
Newmont Mining Corp.	369,000	18,793
* Titanium Metals Corp.	985,500	16,349
Eastman Chemical Co.	224,700	14,309
Bemis Co. Inc.	484,800	13,924
Sealed Air Corp.	263,800	5,561
		142,880
Telecommunication Services (3.2%)
AT&T Inc.	4,423,400	114,301
Verizon
Communications Inc.	1,097,100	34,032
		148,333
Utilities (3.5%)
FPL Group Inc.	1,018,300	49,215
Exelon Corp.	967,300	42,377
Constellation Energy
Group Inc.	1,055,900	37,073
Oneok Inc.	507,800	23,181
Integrys Energy Group Inc.	210,700	9,983
Ameren Corp.	164,500	4,290
		166,119
Total Common Stocks
(Cost $4,079,098)		4,641,646
Temporary Cash Investment (1.0%)[1]
Money Market Fund (1.0%)
2 Vanguard Market
Liquidity Fund, 0.183%
(Cost $47,732)	47,732,044	47,732
Total Investments (100.0%)
(Cost $4,126,830)		4,689,378
Other Assets and Liabilities (0.0%)
Other Assets[3]		211,879
Liabilities		(210,853)
		1,026
Net Assets (100%)		4,690,404

12

Growth and Income Fund

At March 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	5,952,588
Undistributed Net Investment Income	4,087
Accumulated Net Realized Losses	(1,829,621)
Unrealized Appreciation (Depreciation)
Investment Securities	562,548
Futures Contracts	802
Net Assets	4,690,404

Investor Shares—Net Assets
Applicable to 134,225,957 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,318,887
Net Asset Value Per Share—
Investor Shares	$24.73

Admiral Shares—Net Assets
Applicable to 33,963,441 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,371,517
Net Asset Value Per Share—
Admiral Shares	$40.38

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Cash of $5,580,000 has been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth and Income Fund

Statement of Operations

Six Months Ended
March 31, 2010
($000)
Investment Income
Income
Dividends	46,688
Interest[1]	54
Security Lending	846
Total Income	47,588
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,320
Performance Adjustment	(1,233)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,172
Management and Administrative—Admiral Shares	771
Marketing and Distribution—Investor Shares	308
Marketing and Distribution—Admiral Shares	123
Custodian Fees	20
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	5
Total Expenses	6,533
Expenses Paid Indirectly	(116)
Net Expenses	6,417
Net Investment Income	41,171
Realized Net Gain (Loss)
Investment Securities Sold	108,079
Futures Contracts	2,972
Realized Net Gain (Loss)	111,051
Change in Unrealized Appreciation (Depreciation)
Investment Securities	359,917
Futures Contracts	642
Change in Unrealized Appreciation (Depreciation)	360,559
Net Increase (Decrease) in Net Assets Resulting from Operations	512,781
1 Interest income from an affiliated company of the fund was $54,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,171	98,334
Realized Net Gain (Loss)	111,051	(1,371,420)
Change in Unrealized Appreciation (Depreciation)	360,559	545,703
Net Increase (Decrease) in Net Assets Resulting from Operations	512,781	(727,383)
Distributions
Net Investment Income
Investor Shares	(30,073)	(73,186)
Admiral Shares	(13,454)	(36,418)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(43,527)	(109,604)
Capital Share Transactions
Investor Shares	(263,929)	(120,422)
Admiral Shares	(209,097)	(174,315)
Net Increase (Decrease) from Capital Share Transactions	(473,026)	(294,737)
Total Increase (Decrease)	(3,772)	(1,131,724)
Net Assets
Beginning of Period	4,694,176	5,825,900
End of Period[1]	4,690,404	4,694,176
1 Net Assets—End of Period includes undistributed net investment income of $4,087,000 and $6,443,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth and Income Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$22.34	$25.84	$38.62	$33.79	$31.29	$28.31
Investment Operations
Net Investment Income	.207	.447	.546	.600	.550	.460
Net Realized and Unrealized Gain (Loss)
on Investments	2.399	(3.453)	(8.758)	4.840	2.470	2.980
Total from Investment Operations	2.606	(3.006)	(8.212)	5.440	3.020	3.440
Distributions
Dividends from Net Investment Income	(.216)	(.494)	(.560)	(.610)	(.520)	(.460)
Distributions from Realized Capital Gains	—	—	(4.008)	—	—	—
Total Distributions	(.216)	(.494)	(4.568)	(.610)	(.520)	(.460)
Net Asset Value, End of Period	$24.73	$22.34	$25.84	$38.62	$33.79	$31.29

Total Return[1]	11.71%	-11.29%	-23.28%	16.20%	9.76%	12.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,319	$3,253	$3,919	$5,465	$5,088	$5,202
Ratio of Total Expenses to
Average Net Assets[2]	0.33%[3]	0.35%	0.31%	0.32%	0.38%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.73%[3]	2.28%	1.69%	1.61%	1.65%	1.53%
Portfolio Turnover Rate	90%[3]	83%	96%	100%	93%	84%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.04%), (0.02%), 0.00%, 0.01%, and 0.01%.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$36.48	$42.20	$63.08	$55.20	$51.12	$46.25
Investment Operations
Net Investment Income	.365	.775	.963	1.070	.997	.849
Net Realized and Unrealized Gain (Loss)
on Investments	3.912	(5.638)	(14.313)	7.903	4.036	4.853
Total from Investment Operations	4.277	(4.863)	(13.350)	8.973	5.033	5.702
Distributions
Dividends from Net Investment Income	(.377)	(.857)	(.985)	(1.093)	(.953)	(.832)
Distributions from Realized Capital Gains	—	—	(6.545)	—	—	—
Total Distributions	(.377)	(.857)	(7.530)	(1.093)	(.953)	(.832)
Net Asset Value, End of Period	$40.38	$36.48	$42.20	$63.08	$55.20	$51.12

Total Return	11.77%	-11.15%	-23.19%	16.37%	9.97%	12.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,372	$1,441	$1,907	$2,794	$2,321	$2,039
Ratio of Total Expenses to
Average Net Assets[1]	0.18%[2]	0.21%	0.16%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.88%[2]	2.42%	1.84%	1.75%	1.83%	1.68%
Portfolio Turnover Rate	90%[2]	83%	96%	100%	93%	84%

1 Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.04%), (0.02%), 0.00%, 0.01%, and 0.01%.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2006–2009), and for the period ended March 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

18

Growth and Income Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Mellon Capital Management Corporation provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the S&P 500 Index. For the six months ended March 31, 2010, the investment advisory fee represented an effective annual basic rate of 0.10% of the fund’s average net assets before a decrease of $1,233,000 (0.05%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2010, the fund had contributed capital of $874,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2010, these arrangements reduced the fund’s expenses by $116,000 (an annual rate of 0.01% of average net assets).

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Growth and Income Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

F. At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2010	156	45,443	802

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2009, the fund had available capital loss carryforwards totaling $845,748,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $1,093,871,000 during the period from November 1, 2008, through September 30, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2010, the cost of investment securities for tax purposes was $4,126,830,000. Net unrealized appreciation of investment securities for tax purposes was $562,548,000, consisting of unrealized gains of $677,398,000 on securities that had risen in value since their purchase and $114,850,000 in unrealized losses on securities that had fallen in value since their purchase.

20

Growth and Income Fund

H. During the six months ended March 31, 2010, the fund purchased $2,035,583,000 of investment securities and sold $2,482,737,000 of investment securities, other than temporary cash investments.

I. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	March 31, 2010		September 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	127,309	5,472	342,754	17,955
Issued in Lieu of Cash Distributions	29,184	1,235	70,600	3,711
Redeemed	(420,422)	(18,067)	(533,776)	(27,759)
Net Increase (Decrease)—Investor Shares	(263,929)	(11,360)	(120,422)	(6,093)
Admiral Shares
Issued	71,182	1,873	152,599	4,878
Issued in Lieu of Cash Distributions	12,161	315	32,886	1,059
Redeemed	(292,440)	(7,733)	(359,800)	(11,621)
Net Increase (Decrease)—Admiral Shares	(209,097)	(5,545)	(174,315)	(5,684)

J. In preparing the financial statements as of March 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended March 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2009	3/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,117.10	$1.74
Admiral Shares	1,000.00	1,117.72	0.95
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.29	$1.66
Admiral Shares	1,000.00	1,024.03	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

24

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052010

Vanguard Structured Equity Funds
Semiannual Report

March 31, 2010

Vanguard Structured Large-Cap Equity Fund
Vanguard Structured Large-Cap Growth Fund
Vanguard Structured Large-Cap Value Fund
Vanguard Structured Broad Market Fund

> For the fiscal half-year, the four Vanguard Structured Equity Funds delivered double-digit returns as stock prices rallied.

> The Large-Cap Equity and Broad Market Funds outperformed their benchmark indexes, while the Large-Cap Growth and Large-Cap Value Funds trailed.

> The advisor’s stock-selection models enjoyed notable success in consumer-oriented sectors, but generally lagged in the industrial and financial sectors.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Structured Large-Cap Equity Fund	8
Structured Large-Cap Growth Fund	20
Structured Large-Cap Value Fund	32
Structured Broad Market Fund	43
About Your Fund’s Expenses	58
Trustees Approve Advisory Arrangement	60
Glossary	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended March 31, 2010
	Ticker	Total
	Symbol	Returns
Vanguard Structured Large-Cap Equity Fund
Institutional Shares[1]	VSLIX	12.14%
Institutional Plus Shares[2]	VSLPX	12.16
S&P 500 Index		11.75
Large-Cap Core Funds Average[3]		10.80

Vanguard Structured Large-Cap Growth Fund
Institutional Shares[1]	VSTLX	12.56%
Institutional Plus Shares[2]	VSGPX	12.61
Russell 1000 Growth Index		12.96
Large-Cap Growth Funds Average[3]		11.58

Vanguard Structured Large-Cap Value Fund
Institutional Plus Shares[2]	VSLVX	10.03%
Russell 1000 Value Index		11.28
Large-Cap Value Funds Average[3]		10.59

Vanguard Structured Broad Market Fund
Institutional Shares[1]	VSBMX	12.38%
Institutional Plus Shares[2]	VSBPX	12.43
Russell 3000 Index		12.19
Multi-Cap Core Funds Average[3]		11.00

1 This class of shares carries low expenses and is available for a minimum investment of $5 million.
2 This class of shares also carries low expenses and is available for a minimum investment of $200 million.
3 Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

The Vanguard Structured Equity Funds generated double-digit returns for the six months ended March 31, 2010, as stocks rallied on optimism about the strength of the U.S. economic recovery and the rebound in corporate earnings.

The Large-Cap Equity and Broad Market Funds outperformed their unmanaged benchmark indexes, while the Large-Cap Growth and Large-Cap Value Funds fell short. In general, the funds’ quantitative stock-selection models delivered strong returns in consumer-oriented sectors, but struggled in industrials and financials.

Stock market rally continued despite a few minor setbacks
After a steep but short-lived decline, stocks resumed their uphill trek in February. The broad U.S. stock market ended the six-month period up about 12%. Since stocks began their historic recovery in March just over a year ago, U.S. equities have risen more than 70%.

During the six months, small-capitalization companies outperformed larger-cap companies, while growth stocks trumped their value counterparts, though the differences weren’t all that significant.

Foreign stocks didn’t fare as well as domestic stocks, but still ended the period on a positive note. Investors’ concerns about Greece’s creditworthiness, as well as that of economies such as Spain and Portugal, weighed on the European markets. In Asia, possible changes to China’s monetary policies and weakness in the Japanese market hindered the region’s results. Emerging-market stocks, which made a quick and substantial recovery from the global financial crisis, continued to outperform developed-market stocks.

Investors still favored riskier bond options
The broad U.S. taxable bond market returned about 2% for the period, as investors continued to prefer higher-risk corporate bonds over government issues. The broad municipal bond market returned 0.28%. The yields of longer-term U.S. Treasury bonds rose during the six months, while those of the shortest-term securities remained near 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008 and has said that it expects to maintain that rate for “an extended period.” In late February, Fed Chairman Ben Bernanke said that low interest rates were still necessary to help the economy recover, but that the central bank would be ready to tighten credit “at the appropriate time.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Market Barometer
			Total Returns
		Periods Ended March 31, 2010
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	12.11%	51.60%	2.31%
Russell 2000 Index (Small-caps)	13.07	62.76	3.36
Dow Jones U.S. Total Stock Market Index	12.48	52.88	2.82
MSCI All Country World Index ex USA (International)	5.51	61.67	6.59

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.99%	7.69%	5.44%
Barclays Capital Municipal Bond Index	0.28	9.69	4.58
Citigroup 3-Month Treasury Bill Index	0.05	0.13	2.76

CPI
Consumer Price Index	0.77%	2.31%	2.40%

1 Annualized.

Mixed results during a period of strength
The Vanguard Structured Equity Funds delivered strong returns during the past six months, a welcome contrast to the performance we reported to you a year ago, when stock prices were near their bear-market bottom. Returns ranged from 10.03% for the Institutional Plus Shares of Vanguard Structured Large-Cap Value Fund to 12.61% for the Institutional Plus Shares of Vanguard Structured Large-Cap Growth Fund. On a relative basis—the more meaningful standard for these quantitatively managed portfolios—results were mixed.

The Structured Large-Cap Equity and Structured Broad Market Funds outperformed their indexes by modest margins, consistent with their attempts to produce index-beating returns while keeping portfolio risk levels in line with those of their benchmarks. The stock-selection models used by the funds’ advisor, Vanguard Quantitative Equity Group, delivered impressive results in the consumer discretionary, consumer staples, and information technology sectors.

While consumer discretionary stocks in the Standard & Poor’s 500 Index returned about 20%, for example, those in the Structured Large-Cap Equity Fund returned almost 27%. The Structured Broad Market Fund delivered a similar margin of advantage among the retailers, restaurants, and entertainment purveyors that make up the consumer discretionary sector.

The Structured Large-Cap Growth and Large-Cap Value Funds trailed the returns of their indexes, as the funds’ stock selection in both the industrial and financial sectors restrained performance. The industrial stocks in the Russell 1000 Growth Index, for example, rose almost 18% as the economic recovery gathered momentum, boosting the stock prices of transportation companies and machinery makers. The Large-Cap Growth Fund’s industrial stocks returned about 5 percentage points less. The shortfalls in the financial sector were smaller. In the Large-Cap Value Fund, however, their consequence loomed larger, simply because financials are by far the index’sand the fund’s—largest exposure.

Risk-controlled portfolios with the potential for outperformance
Like many funds that use quantitative strategies, the Vanguard Structured Equity Funds have struggled during the financial upheaval of the past few years, generally falling short of their benchmark indexes. The kinds of stocks favored by many quantitative managers—those with modest valuations and seemingly attractive earnings prospects—have trailed stocks with, in the view of many “quant” managers, more dubious profiles—that is, higher valuations and uncertain earnings prospects.

Cycles eventually turn, of course, and our long experience with the fund’s advisor and its disciplined approach to security selection give us confidence in its ability to build portfolios that, over the long term, can earn index-beating returns with risk profiles similar to those of their bench-marks. Such a combination can help institutional investors maintain diversified exposure to the broad stock market, or to selected segments, while also seeking to capture increments of alpha that can hasten an institution’s progress toward its financial goals.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 21, 2010

Your Fund’s Performance at a Glance
September 30, 2009–March 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Structured Large-Cap Equity Fund
Institutional Shares	$19.47	$21.44	$0.371	$0.000
Institutional Plus Shares	38.97	42.89	0.772	0.000
Structured Large-Cap Growth Fund
Institutional Shares	$21.38	$23.75	$0.300	$0.000
Institutional Plus Shares	42.60	47.31	0.627	0.000
Structured Large-Cap Value Fund
Institutional Plus Shares	$36.43	$39.16	$0.870	$0.000
Structured Broad Market Fund
Institutional Shares	$18.99	$20.98	$0.338	$0.000
Institutional Plus Shares	37.94	41.91	0.701	0.000

Advisor’s Report

The first six months of the fiscal year ended March 31, 2010, was a mixed period for Vanguard’s Structured Equity Funds.

The Structured Large-Cap Equity Fund returned 12.14% for Institutional Shares and 12.16% for Institutional Plus Shares, leading the S&P 500 Index by 0.39 and 0.41 percentage point, respectively.

The Structured Large-Cap Growth Fund returned 12.56% for Institutional Shares and 12.61% for Institutional Plus shares, trailing the performance of the Russell 1000 Growth Index by 0.40 and 0.35 percentage point, respectively.

The Structured Large-Cap Value Fund’s Institutional Plus Shares returned 10.03%, underperforming the Russell 1000 Value Index by 1.25 percentage points.

The Structured Broad Market Fund returned 12.38% for Institutional Shares and 12.43% for Institutional Plus Shares, leading the Russell 3000 Index by 0.19 and 0.24 percentage point, respectively.

The investment environment
Signs that the recession might be ending raised stock prices and lowered expected  volatility over the half-year.

As investors became less concerned about systemic risk, the ability to discriminate among stocks has improved. The funds’ stock-selection model benefited from the improved environment, and our model components posted positive returns for the six months. The model we use considers multiple factors because our research (and common sense) tells us there is no single indicator for picking attractive stocks. Our process involves five themes, each with several components: valuation, growth, management decisions, market sentiment, and quality.

Valuation measures the price we pay for earnings and cash flows. How much we pay for earnings depends on the growth of earnings, which our growth model evaluates. Company managers, who are privy to more specific knowledge about a company’s prospects and earnings than are market participants, take actions that signal their opinions of a firm’s future. Managers’ opinions are reflected in their investment decisions or their purchases and sales of company stock. Investors express their opinions of a company through their activity in the market, which we capture in our market sentiment model. Finally, our quality model measures balance-sheet strength and the sustainability of earnings. Over the past six months, our valuation model provided our best-performing signals. Market sentiment was mixed, with stronger results in large-capitalization companies than in small-cap issues. Our quality and growth models also produced positive returns for the period, along with our management indicator.

Although our model worked overall, some of the Structured Equity Funds lagged their benchmark returns for the period. Why?

The model’s return is a theoretical return, which measures the average return of our process across all stocks in the market. The theoretical return assumes that a fund can purchase every attractive stock and sell each unattractive stock every day, without transaction costs. That is, of course, impossible for a real portfolio, which needs to trade off transaction costs and risk against the possible gain from a trade. The model return tells us whether our process is working in general, but it is only a rough indicator of our actual portfolio returns. It is common for the portfolio’s return to vary from the model return.

Structured Large-Cap Equity Fund
Ford Motor and Wyndham Worldwide were the top two contributors to the Structured Large-Cap Equity Fund’s return. The portfolio’s relative return was restrained by underweightings to Amazon.com and Walt Disney.

Structured Large-Cap Growth Fund
Big Lots made the biggest contribution to the Structured Large-Cap Growth Fund’s performance, followed by Mylan and Coca-Cola Enterprises. Notable weaknesses included our underweightings of Visa and Amazon.com relative to the benchmark.

Structured Large-Cap Value Fund
Again, our best-performing stocks were Ford and Wyndham Worldwide. Our underweightings in Boeing and Walt Disney hurt relative performance.

Structured Broad Market Fund
Ford and Talbots provided the largest positive contributions to return, while underweightings in Boeing and Walt Disney restrained relative results.

James. D. Troyer, CFA
Principal and Portfolio Manager

James P. Stetler
Principal and Portfolio Manager

Joel M. Dickson, Ph.D.
Principal and Head,
Vanguard Active Quantitative Equity Management

Vanguard Quantitative Equity Group

April 22, 2010

Structured Large-Cap Equity Fund

Fund Profile
As of March 31, 2010

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	194	500	4,159
Median Market Cap	$52.7B	$48.2B	$31.4.B
Price/Earnings Ratio	16.6x	20.9x	23.0x
Price/Book Ratio	2.3x	2.2x	2.2x
Yield[3]		1.9%	1.7%
Institutional Shares	1.5%
Institutional
Plus Shares	1.6%
Return on Equity	21.5%	20.6%	19.1%
Earnings Growth Rate	11.6%	6.8%	6.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	60%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.5%	10.1%	11.0%
Consumer Staples	11.1	11.3	9.8
Energy	11.4	10.9	10.0
Financials	16.4	16.5	17.3
Health Care	12.1	12.1	12.4
Industrials	10.3	10.5	10.9
Information Technology	19.1	18.9	18.5
Materials	3.1	3.5	4.0
Telecommunication
Services	2.8	2.8	2.6
Utilities	3.2	3.4	3.5

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	0.99	0.96

Ten Largest Holdings[7] (% of total net assets)
Exxon Mobil Corp.	integrated oil & gas	3.5%
Microsoft Corp.	systems software	2.6
Apple Inc.	computer hardware	2.6
JPMorgan Chase & Co.	other diversified
	financial services	2.2
International Business
Machines Corp.	computer hardware	2.1
Wells Fargo & Co.	diversified banks	2.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Chevron Corp.	integrated oil & gas	1.9
Google Inc. Class A	Internet software &
	services	1.8
Johnson & Johnson	pharmaceuticals	1.8
Top Ten		22.4%

Investment Focus

1 S&P 500 Index.
2 Dow Jones U.S.Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratios shown are from the prospectus dated January 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the annualized expense ratios were 0.24%
for the Institutional Shares and 0.17% for the Institutional Plus Shares.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
7 The holdings listed exclude any temporary cash investments and equity index products.

Structured Large-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 16, 2006–March 31, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
			Since
	Inception Date	One Year	Inception[2]
Institutional Shares	5/16/2006	47.33%	–1.51%
Institutional Plus Shares	5/15/2006	47.37	–1.47

1 Six months ended March 31, 2010.
2 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2006, for Institutional
Plus Shares; May 16, 2006, for Institutional Shares.
See Financial Highlights for dividend and capital gains information.

Structured Large-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.5%)
*	Ford Motor Co.	447,606	5,626
	McDonald’s Corp.	74,597	4,977
	Comcast Corp. Class A	252,785	4,757
	TJX Cos. Inc.	103,416	4,397
	Gap Inc.	179,722	4,153
	Wyndham Worldwide Corp.	154,140	3,966
	Time Warner Cable Inc.	73,200	3,902
	Ltd Brands Inc.	157,793	3,885
	Gannett Co. Inc.	222,500	3,676
*	Starbucks Corp.	131,200	3,184
	Time Warner Inc.	100,800	3,152
*	AutoNation Inc.	135,400	2,448
	Stanley Black & Decker Inc.	41,500	2,383
	McGraw-Hill Cos. Inc.	62,200	2,217
	Comcast Corp.	111,200	1,998
*	Big Lots Inc.	51,400	1,872
	DR Horton Inc.	141,600	1,784
*	Amazon.com Inc.	11,000	1,493
	Target Corp.	23,800	1,252
	Lennar Corp. Class A	62,700	1,079
	Yum! Brands Inc.	27,775	1,065
	Darden Restaurants Inc.	20,200	900
	Ross Stores Inc.	10,900	583
	Macy’s Inc.	21,900	477
	Whirlpool Corp.	5,358	468
	Walt Disney Co.	12,629	441
*	Harman International
	Industries Inc.	4,200	197
	Mattel Inc.	8,600	196
	Leggett & Platt Inc.	8,200	177
*	DIRECTV Class A	3,200	108
*	New York Times Co. Class A	6,400	71
			66,884
Consumer Staples (11.1%)
	Wal-Mart Stores Inc.	191,396	10,642
	Philip Morris
	International Inc.	177,436	9,255
	Procter & Gamble Co.	144,894	9,167

			Market
			Value•
		Shares	($000)
	General Mills Inc.	65,683	4,650
	Coca-Cola Co.	80,940	4,452
	Kimberly-Clark Corp.	69,644	4,379
	Coca-Cola Enterprises Inc.	146,600	4,055
	Estee Lauder Cos. Inc.
	Class A	61,800	4,009
	Sara Lee Corp.	251,700	3,506
	ConAgra Foods Inc.	121,038	3,034
	PepsiCo Inc.	45,792	3,030
	SUPERVALU Inc.	161,300	2,691
	Dr Pepper Snapple
	Group Inc.	70,800	2,490
	Campbell Soup Co.	49,258	1,741
	Hershey Co.	31,141	1,333
	Reynolds American Inc.	10,400	561
	Tyson Foods Inc. Class A	23,700	454
	Walgreen Co.	9,600	356
	Molson Coors Brewing Co.
	Class B	7,370	310
*	Whole Foods Market Inc.	8,300	300
	Colgate-Palmolive Co.	1,700	145
	Hormel Foods Corp.	2,100	88
			70,648
Energy (11.4%)
	Exxon Mobil Corp.	332,539	22,273
	Chevron Corp.	160,456	12,167
	ConocoPhillips	122,959	6,292
	Apache Corp.	51,946	5,273
	Peabody Energy Corp.	85,602	3,912
	National Oilwell Varco Inc.	94,354	3,829
	Anadarko Petroleum Corp.	51,492	3,750
	Consol Energy Inc.	85,105	3,631
	Occidental Petroleum Corp.	39,951	3,377
*	FMC Technologies Inc.	41,500	2,682
	Schlumberger Ltd.	29,955	1,901
	Murphy Oil Corp.	27,185	1,528
	El Paso Corp.	64,050	694
	Massey Energy Co.	7,215	377
*	Rowan Cos. Inc.	11,700	341
	Williams Cos. Inc.	10,300	238
			72,265

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
Financials (16.3%)
	JPMorgan Chase & Co.	314,279	14,064
	Wells Fargo & Co.	411,435	12,804
	Goldman Sachs Group Inc.	49,998	8,531
	Bank of America Corp.	408,753	7,296
	US Bancorp	247,924	6,416
	Travelers Cos. Inc.	92,968	5,015
	Aflac Inc.	92,194	5,005
	Franklin Resources Inc.	37,926	4,206
	Chubb Corp.	80,843	4,192
	Ameriprise Financial Inc.	90,200	4,091
*	CB Richard Ellis Group Inc.
	Class A	240,900	3,818
	American Express Co.	92,285	3,808
	Unum Group	144,713	3,585
*	Berkshire Hathaway Inc.
	Class B	43,105	3,503
	Discover Financial Services	220,700	3,288
	Hudson City Bancorp Inc.	179,701	2,545
	State Street Corp.	48,734	2,200
	Simon Property Group Inc.	25,517	2,141
	PNC Financial Services
	Group Inc.	28,000	1,672
*	Berkshire Hathaway Inc.
	Class A	11	1,340
*	Citigroup Inc.	327,456	1,326
	Ventas Inc.	14,104	670
*	SLM Corp.	49,000	613
	Capital One Financial Corp.	13,100	542
	Public Storage	3,629	334
	Progressive Corp.	16,400	313
	ProLogis	23,500	310
	Federated Investors Inc.
	Class B	7,890	208
	M&T Bank Corp.	1,600	127
	Fifth Third Bancorp	4,900	67
			104,030
Health Care (12.1%)
	Johnson & Johnson	174,846	11,400
	Merck & Co. Inc.	271,894	10,155
	Pfizer Inc.	412,719	7,078
*	Amgen Inc.	113,113	6,760
*	Medco Health Solutions Inc.	79,966	5,163
*	WellPoint Inc.	78,984	5,085
	UnitedHealth Group Inc.	149,474	4,883
	McKesson Corp.	66,600	4,377
*	Mylan Inc.	176,600	4,011
	AmerisourceBergen Corp.
	Class A	137,298	3,971
	Eli Lilly & Co.	99,787	3,614
	Abbott Laboratories	65,068	3,428
	Quest Diagnostics Inc.	55,698	3,247
*	Cephalon Inc.	18,205	1,234
	Baxter International Inc.	20,018	1,165
*	Forest Laboratories Inc.	22,100	693
*	Hospira Inc.	6,000	340

			Market
			Value•
		Shares	($000)
*	Life Technologies Corp.	6,400	334
*	Tenet Healthcare Corp.	20,500	117
	CIGNA Corp.	2,200	80
*	King Pharmaceuticals Inc.	5,600	66
			77,201
Industrials (10.3%)
	General Electric Co.	499,722	9,095
	United Parcel Service Inc.
	Class B	114,221	7,357
	3M Co.	82,013	6,854
	FedEx Corp.	55,600	5,193
	Lockheed Martin Corp.	60,038	4,996
	Raytheon Co.	80,727	4,611
	Northrop Grumman Corp.	67,916	4,453
	Boeing Co.	60,700	4,407
	United Technologies Corp.	53,536	3,941
	Flowserve Corp.	35,074	3,868
	Honeywell International Inc.	53,783	2,435
	CSX Corp.	41,618	2,118
	L-3 Communications
	Holdings Inc.	19,487	1,786
	RR Donnelley & Sons Co.	63,700	1,360
	Pitney Bowes Inc.	37,600	919
	Waste Management Inc.	17,630	607
	ITT Corp.	9,800	525
	Avery Dennison Corp.	10,900	397
	Cummins Inc.	5,000	310
	Southwest Airlines Co.	15,000	198
	Caterpillar Inc.	2,000	126
			65,556
Information Technology (19.1%)
	Microsoft Corp.	573,841	16,796
*	Apple Inc.	69,942	16,431
	International Business
	Machines Corp.	105,640	13,548
*	Google Inc. Class A	20,255	11,485
	Hewlett-Packard Co.	209,100	11,114
	Oracle Corp.	373,088	9,585
*	Cisco Systems Inc.	235,115	6,120
*	eBay Inc.	185,700	5,005
	Intel Corp.	194,653	4,333
*	Computer Sciences Corp.	67,698	3,689
*	Western Digital Corp.	92,300	3,599
*	Motorola Inc.	508,800	3,572
	Texas Instruments Inc.	129,068	3,158
*	Symantec Corp.	158,807	2,687
	Xilinx Inc.	99,853	2,546
*	Micron Technology Inc.	242,700	2,522
*	LSI Corp.	323,600	1,980
	QUALCOMM Inc.	26,557	1,115
*	Teradata Corp.	23,739	686
	CA Inc.	23,663	555
*	VeriSign Inc.	9,400	245
*	Red Hat Inc.	7,600	222
*	BMC Software Inc.	5,700	217
*	JDS Uniphase Corp.	8,800	110

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Advanced Micro Devices Inc.	11,400	106
	Jabil Circuit Inc.	5,500	89
	Molex Inc.	3,800	79
*	Teradyne Inc.	6,700	75
			121,669
Materials (3.1%)
	EI du Pont de Nemours
	& Co.	148,253	5,521
	Freeport-McMoRan
	Copper & Gold Inc.	65,000	5,430
	International Paper Co.	147,000	3,618
*	Pactiv Corp.	88,400	2,226
	Eastman Chemical Co.	26,600	1,694
	Ball Corp.	19,400	1,035
	AK Steel Holding Corp.	3,400	78
	Newmont Mining Corp.	1,400	71
			19,673
Telecommunication Services (2.8%)
	AT&T Inc.	478,935	12,376
	Qwest Communications
	International Inc.	517,300	2,700
	Verizon Communications Inc.	67,496	2,094
	Windstream Corp.	65,006	708
*	Sprint Nextel Corp.	22,300	85
			17,963
Utilities (3.2%)
	Public Service Enterprise
	Group Inc.	128,000	3,779
	Constellation Energy
	Group Inc.	89,800	3,153
*	AES Corp.	273,441	3,008
	American Electric
	Power Co. Inc.	72,324	2,472
	Exelon Corp.	54,400	2,383
	CMS Energy Corp.	99,238	1,534
	Entergy Corp.	18,700	1,521
	DTE Energy Co.	23,600	1,053
	Integrys Energy Group Inc.	10,200	483
	NiSource Inc.	25,500	403
	Nicor Inc.	9,300	390
	CenterPoint Energy Inc.	12,700	182
			20,361
Total Common Stocks
(Cost $564,968)			636,250

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.1%)[1]
U.S. Government and Agency Obligations (0.1%)
2,3 Freddie Mac Discount
Notes, 0.245%, 9/21/10
(Cost $400)	400	400
Total Investments (100.0%)
(Cost $565,368)		636,650
Other Assets and Liabilities (0.0%)
Other Assets		960
Liabilities		(985)
		(25)
Net Assets (100%)		636,625

At March 31, 2010, net assets consisted of:
		Amount
		($000)
Paid-in Capital		836,801
Undistributed Net Investment Income		2,350
Accumulated Net Realized Losses		(273,807)
Unrealized Appreciation (Depreciation)
Investment Securities		71,282
Futures Contracts		(1)
Net Assets		636,625

Institutional Shares—Net Assets
Applicable to 5,495,221 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		117,799
Net Asset Value Per Share—
Institutional Shares		$21.44

Institutional Plus Shares—Net Assets
Applicable to 12,097,743 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		518,826
Net Asset Value Per Share—
Institutional Plus Shares		$42.89

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2010
($000)
Investment Income
Income
Dividends	6,269
Interest	2
Security Lending	57
Total Income	6,328
Expenses
The Vanguard Group—Note B
Investment Advisory Services	264
Management and Administrative—Institutional Shares	73
Management and Administrative—Institutional Plus Shares	157
Marketing and Distribution—Institutional Shares	9
Marketing and Distribution—Institutional Plus Shares	37
Custodian Fees	8
Total Expenses	548
Net Investment Income	5,780
Realized Net Gain (Loss)
Investment Securities Sold	8,803
Futures Contracts	(37)
Realized Net Gain (Loss)	8,766
Change in Unrealized Appreciation (Depreciation)
Investment Securities	54,736
Futures Contracts	7
Change in Unrealized Appreciation (Depreciation)	54,743
Net Increase (Decrease) in Net Assets Resulting from Operations	69,289

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,780	12,474
Realized Net Gain (Loss)	8,766	(242,061)
Change in Unrealized Appreciation (Depreciation)	54,743	118,445
Net Increase (Decrease) in Net Assets Resulting from Operations	69,289	(111,142)
Distributions
Net Investment Income
Institutional Shares	(2,024)	(3,907)
Institutional Plus Shares	(9,247)	(13,919)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(11,271)	(17,826)
Capital Share Transactions
Institutional Shares	610	(10,600)
Institutional Plus Shares	4,834	(99,837)
Net Increase (Decrease) from Capital Share Transactions	5,444	(110,437)
Total Increase (Decrease)	63,462	(239,405)
Net Assets
Beginning of Period	573,163	812,568
End of Period[1]	636,625	573,163
1 Net Assets—End of Period includes undistributed net investment income of $2,350,000 and $7,841,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Shares
	Six Months				May 16,
	Ended				2006[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.47	$22.56	$29.98	$26.03	$24.96
Investment Operations
Net Investment Income	.190	.546	.492	.476[2]	.130
Net Realized and Unrealized Gain (Loss)
on Investments	2.151	(2.993)	(7.091)	3.657	.940
Total from Investment Operations	2.341	(2.447)	(6.599)	4.133	1.070
Distributions
Dividends from Net Investment Income	(.371)	(.643)	(.430)	(.172)	—
Distributions from Realized Capital Gains	—	—	(.391)	(.011)	—
Total Distributions	(.371)	(.643)	(.821)	(.183)	—
Net Asset Value, End of Period	$21.44	$19.47	$22.56	$29.98	$26.03

Total Return	12.14%	–10.25%	–22.52%	15.94%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118	$106	$135	$187	$127
Ratio of Total Expenses to
Average Net Assets	0.24%[3]	0.25%	0.20%	0.25%	0.25%[3]
Ratio of Net Investment Income to
Average Net Assets	1.87%[3]	2.33%	1.91%	1.69%	1.67%[3]
Portfolio Turnover Rate[4]	60%[3]	80%	72%	54%	30%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Plus Shares
	Six Months				May 15,
	Ended				2006[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$38.97	$45.15	$60.02	$52.07	$50.00
Investment Operations
Net Investment Income	.394	1.116	1.025	1.018[2]	.250
Net Realized and Unrealized Gain (Loss)
on Investments	4.298	(5.980)	(14.193)	7.317	1.820
Total from Investment Operations	4.692	(4.864)	(13.168)	8.335	2.070
Distributions
Dividends from Net Investment Income	(.772)	(1.316)	(.920)	(.363)	—
Distributions from Realized Capital Gains	—	—	(.782)	(.022)	—
Total Distributions	(.772)	(1.316)	(1.702)	(.385)	—
Net Asset Value, End of Period	$42.89	$38.97	$45.15	$60.02	$52.07

Total Return	12.16%	–10.16%	–22.46%	16.07%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$519	$467	$677	$819	$203
Ratio of Total Expenses to
Average Net Assets	0.17%[3]	0.17%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.94%[3]	2.41%	1.99%	1.79%	1.77%[3]
Portfolio Turnover Rate[4]	60%[3]	80%	72%	54%	30%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2006–2009), and for the period ended March 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Large-Cap Equity Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2010, the fund had contributed capital of $118,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	636,250	—	—
Temporary Cash Investments	—	400	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	636,249	400	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2010	4	233	(1)

Structured Large-Cap Equity Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2009, the fund had available capital loss carryforwards totaling $163,235,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $119,350,000 during the period from November 1, 2008, through September 30, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2010, the cost of investment securities for tax purposes was $565,368,000. Net unrealized appreciation of investment securities for tax purposes was $71,282,000, consisting of unrealized gains of $92,914,000 on securities that had risen in value since their purchase and $21,632,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2010, the fund purchased $178,993,000 of investment securities and sold $177,722,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	March 31, 2010		September 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	821	40	4,395	272
Issued in Lieu of Cash Distributions	343	17	1,002	62
Redeemed	(554)	(27)	(15,997)	(874)
Net Increase (Decrease)—Institutional Shares	610	30	(10,600)	(540)
Institutional Plus Shares
Issued	—	—	41,945	1,312
Issued in Lieu of Cash Distributions	4,834	120	7,918	246
Redeemed	—	—	(149,700)	(4,575)
Net Increase (Decrease)—Institutional Plus Shares	4,834	120	(99,837)	(3,017)

H. In preparing the financial statements as of March 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Structured Large-Cap Growth Fund

Fund Profile

As of March 31, 2010

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	191	621	4,159
Median Market Cap	$41.6B	$39.0.B	$31.4.B
Price/Earnings Ratio	17.4x	20.2x	23.0x
Price/Book Ratio	3.3x	3.6x	2.2x
Yield[3]		1.5%	1.7%
Institutional Shares	1.2%
Institutional
Plus Shares	1.3%
Return on Equity	24.9%	24.7%	19.1%
Earnings Growth Rate	15.3%	14.4%	6.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	51%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.4%	10.9%	11.0%
Consumer Staples	16.2	15.9	9.8
Energy	3.9	3.9	10.0
Financials	5.6	5.2	17.3
Health Care	16.0	15.9	12.4
Industrials	10.3	10.7	10.9
Information Technology	31.1	32.3	18.5
Materials	3.9	3.8	4.0
Telecommunication
Services	0.9	0.6	2.6
Utilities	0.7	0.8	3.5

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.96
Beta	1.00	0.95

Ten Largest Holdings[7] (% of total net assets)
Microsoft Corp.	systems software	4.4%
Apple Inc.	computer hardware	3.6
International Business
Machines Corp.	computer hardware	2.9
Google Inc. Class A	Internet software
	& services	2.9
Cisco Systems Inc.	communications
	equipment	2.5
Johnson & Johnson	pharmaceuticals	2.4
Hewlett-Packard Co.	computer hardware	2.2
Wal-Mart Stores Inc.	hypermarkets &
	super centers	2.1
Procter & Gamble Co.	household products	1.9
Philip Morris
International Inc.	tobacco	1.8
Top Ten		26.7%

Investment Focus

1 Russell 1000 Growth Index.
2 Dow Jones U.S.Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratios shown are from the prospectus dated January 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the annualized expense ratios were 0.24%
for the Institutional Shares and 0.17% for the Institutional Plus Shares.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
7 The holdings listed exclude any temporary cash investments and equity index products.

Structured Large-Cap Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 22, 2007–March 31, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
			Since
	Inception Date	One Year	Inception[1]
Institutional Shares	6/22/2007	48.01%	–5.00%
Institutional Plus Shares	1/19/2006	48.11	0.40

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust, from January 19, 2006, to October 3, 2006.
2 Six months ended March 31, 2010.
See Financial Highlights for dividend and capital gains information.

Structured Large-Cap Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.3%)
	McDonald’s Corp.	9,464	631
	TJX Cos. Inc.	9,800	417
*	Starbucks Corp.	15,900	386
	Gap Inc.	15,200	351
	Ross Stores Inc.	6,200	332
	Mattel Inc.	14,200	323
	Darden Restaurants Inc.	6,500	289
*	TRW Automotive
	Holdings Corp.	9,900	283
*	Big Lots Inc.	7,500	273
	Comcast Corp.	12,300	221
*	Aeropostale Inc.	7,500	216
*	Amazon.com Inc.	1,500	204
	McGraw-Hill Cos. Inc.	4,800	171
	Target Corp.	3,120	164
	Yum! Brands Inc.	4,000	153
	Ltd Brands Inc.	6,000	148
*	AutoNation Inc.	8,000	145
*	DIRECTV Class A	4,000	135
	H&R Block Inc.	6,900	123
*	Panera Bread Co. Class A	1,600	122
	Omnicom Group Inc.	2,802	109
*	AutoZone Inc.	320	55
	Sherwin-Williams Co.	800	54
	Home Depot Inc.	1,400	45
*	ITT Educational Services Inc.	400	45
	Advance Auto Parts Inc.	900	38
*	Hanesbrands Inc.	1,000	28
	Comcast Corp. Class A	1,429	27
*	Dollar Tree Inc.	300	18
*	Career Education Corp.	500	16
	Wyndham Worldwide Corp.	500	13
	MDC Holdings Inc.	300	10
			5,545
Consumer Staples (16.2%)
	Wal-Mart Stores Inc.	18,557	1,032
	Procter & Gamble Co.	14,503	917
	Philip Morris International Inc.	16,469	859

			Market
			Value•
		Shares	($000)
	PepsiCo Inc.	11,501	761
	Coca-Cola Co.	13,548	745
	Colgate-Palmolive Co.	7,405	631
	Walgreen Co.	11,910	442
	General Mills Inc.	4,900	347
	Coca-Cola Enterprises Inc.	12,300	340
	Estee Lauder Cos. Inc.
	Class A	5,000	324
	Hershey Co.	7,000	300
	Sara Lee Corp.	20,800	290
	Kimberly-Clark Corp.	3,100	195
	Sysco Corp.	5,094	150
	Mead Johnson Nutrition Co.	2,803	146
	CVS Caremark Corp.	3,884	142
	Altria Group Inc.	5,269	108
	Campbell Soup Co.	2,600	92
	Hormel Foods Corp.	2,000	84
			7,905
Energy (3.9%)
	Exxon Mobil Corp.	10,573	708
	Peabody Energy Corp.	7,400	338
	Consol Energy Inc.	6,550	279
*	FMC Technologies Inc.	3,400	220
*	Cameron International Corp.	2,000	86
	El Paso Corp.	6,700	73
	Schlumberger Ltd.	1,000	64
	Diamond Offshore Drilling Inc.	600	53
	Massey Energy Co.	577	30
*	Oceaneering International Inc.	400	25
	EXCO Resources Inc.	800	15
			1,891
Financials (5.5%)
	Franklin Resources Inc.	3,100	344
	Goldman Sachs Group Inc.	1,816	310
	BlackRock Inc.	1,300	283
	American Express Co.	6,427	265
	Endurance Specialty
	Holdings Ltd.	6,900	256
	Hudson City Bancorp Inc.	17,500	248
*	CNA Financial Corp.	8,700	232

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Aflac Inc.	3,969	216
	Wells Fargo & Co.	3,580	111
	State Street Corp.	2,366	107
	Public Storage	600	55
*	TD Ameritrade Holding Corp.	2,500	48
*	CB Richard Ellis Group Inc.
	Class A	2,400	38
	Digital Realty Trust Inc.	700	38
*	St. Joe Co.	1,000	32
	Capitol Federal Financial	700	26
	Federated Investors Inc.
	Class B	900	24
	Simon Property Group Inc.	251	21
	Jefferies Group Inc.	600	14
	Rayonier Inc.	300	14
	BOK Financial Corp.	200	11
	Ameriprise Financial Inc.	200	9
			2,702
Health Care (16.0%)
	Johnson & Johnson	17,912	1,168
*	Amgen Inc.	13,200	789
	Abbott Laboratories	12,969	683
	Merck & Co. Inc.	17,149	640
*	Medco Health Solutions Inc.	8,290	535
	McKesson Corp.	5,440	357
	AmerisourceBergen Corp.
	Class A	11,560	334
	Perrigo Co.	5,600	329
	Baxter International Inc.	5,142	299
*	Hospira Inc.	5,000	283
	CIGNA Corp.	7,700	282
*	Cephalon Inc.	4,038	274
	Bristol-Myers Squibb Co.	9,981	266
*	WellPoint Inc.	4,100	264
*	Forest Laboratories Inc.	6,300	198
	Medtronic Inc.	4,240	191
	Eli Lilly & Co.	4,600	167
*	Community Health
	Systems Inc.	4,000	148
*	Gilead Sciences Inc.	3,070	140
*	Laboratory Corp. of
	America Holdings	1,500	113
	Quest Diagnostics Inc.	1,400	82
*	Dendreon Corp.	1,500	55
*	Mylan Inc.	2,100	48
*	Valeant Pharmaceuticals
	International	900	39
*	Myriad Genetics Inc.	1,600	38
*	Health Management
	Associates Inc. Class A	4,000	34
*	Waters Corp.	500	34
	Universal Health
	Services Inc. Class B	400	14
			7,804

			Market
			Value•
		Shares	($000)
Industrials (10.2%)
	3M Co.	9,126	763
	United Parcel Service Inc.
	Class B	10,047	647
	United Technologies Corp.	6,482	477
	Lockheed Martin Corp.	4,704	391
	Honeywell International Inc.	6,380	289
*	Owens Corning	11,200	285
	Northrop Grumman Corp.	4,000	262
	Joy Global Inc.	4,500	255
*	Alliant Techsystems Inc.	3,100	252
	Raytheon Co.	4,204	240
	ITT Corp.	3,600	193
	L-3 Communications
	Holdings Inc.	1,600	147
	RR Donnelley & Sons Co.	5,900	126
	Waste Management Inc.	3,458	119
	Iron Mountain Inc.	3,700	101
	CH Robinson Worldwide Inc.	1,500	84
	Pitney Bowes Inc.	3,200	78
	Flowserve Corp.	500	55
*	Armstrong World
	Industries Inc.	1,200	44
	Emerson Electric Co.	846	43
	Southwest Airlines Co.	2,600	34
*	URS Corp.	500	25
	Hubbell Inc. Class B	400	20
*	Navistar International Corp.	400	18
*	WESCO International Inc.	500	17
	Avery Dennison Corp.	400	15
	Crane Co.	400	14
	Copa Holdings SA Class A	200	12
			5,006
Information Technology (31.0%)
	Microsoft Corp.	73,585	2,154
*	Apple Inc.	7,512	1,765
	International Business
	Machines Corp.	11,107	1,424
*	Google Inc. Class A	2,485	1,409
*	Cisco Systems Inc.	47,450	1,235
	Hewlett-Packard Co.	20,677	1,099
	Oracle Corp.	32,096	825
	Texas Instruments Inc.	21,461	525
	Intel Corp.	21,920	488
	QUALCOMM Inc.	10,903	458
*	Marvell Technology
	Group Ltd.	17,400	355
*	Western Digital Corp.	8,500	331
*	BMC Software Inc.	8,610	327
*	Seagate Technology	16,834	307
*	eBay Inc.	11,300	304
*	Micron Technology Inc.	27,700	288
*	Symantec Corp.	16,600	281
	Global Payments Inc.	6,100	278

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
*	Teradata Corp.	7,400	214
*	Vishay Intertechnology Inc.	20,300	208
	Mastercard Inc. Class A	700	178
*	Rovi Corp.	4,600	171
*	Alliance Data Systems Corp.	2,100	134
*	ON Semiconductor Corp.	9,400	75
	Visa Inc. Class A	800	73
	CA Inc.	2,800	66
	Xilinx Inc.	2,500	64
*	Red Hat Inc.	2,100	61
*	Hewitt Associates Inc. Class A	800	32
*	NetApp Inc.	900	29
*	Cypress Semiconductor Corp.	1,100	13
	Jabil Circuit Inc.	400	6
			15,177
Materials (3.9%)
	Freeport-McMoRan
	Copper & Gold Inc.	5,400	451
	EI du Pont de Nemours & Co.	10,100	376
	Walter Energy Inc.	3,600	332
	Praxair Inc.	2,670	222
	Celanese Corp. Class A	6,670	213
	Monsanto Co.	2,027	145
*	Owens-Illinois Inc.	1,300	46
	Newmont Mining Corp.	900	46
	Ball Corp.	600	32
*	Pactiv Corp.	1,200	30
	Lubrizol Corp.	100	9
			1,902
Telecommunication Services (0.9%)
*	NeuStar Inc. Class A	11,100	280
*	American Tower Corp.
	Class A	1,800	77
*	tw telecom inc Class A	2,700	49
	Windstream Corp.	3,000	32
			438
Utilities (0.7%)
	Integrys Energy Group Inc.	5,300	251
*	AES Corp.	5,000	55
	Exelon Corp.	572	25
	Constellation Energy
	Group Inc.	500	18
			349
Total Common Stocks
(Cost $39,190)			48,719

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.4%)[1]
U.S. Government and Agency Obligations (0.4%)
2,3 Freddie Mac Discount
Notes, 0.230%, 6/21/10
(Cost $200)	200	200
Total Investments (100.0%)
(Cost $39,390)		48,919
Other Assets and Liabilities (0.0%)
Other Assets		115
Liabilities		(127)
		(12)
Net Assets (100%)		48,907

At March 31, 2010, net assets consisted of:
		Amount
		($000)
Paid-in Capital		53,495
Undistributed Net Investment Income		176
Accumulated Net Realized Losses		(14,295)
Unrealized Appreciation (Depreciation)
Investment Securities		9,529
Futures Contracts		2
Net Assets		48,907

Institutional Shares—Net Assets
Applicable to 429,489 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		10,201
Net Asset Value Per Share—
Institutional Shares		$23.75

Institutional Plus Shares—Net Assets
Applicable to 818,142 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		38,706
Net Asset Value Per Share—
Institutional Plus Shares		$47.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Statement of Operations

Six Months Ended
March 31, 2010
($000)
Investment Income
Income
Dividends	485
Security Lending	2
Total Income	487
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	11
Management and Administrative—Institutional Plus Shares	31
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	3
Total Expenses	49
Net Investment Income	438
Realized Net Gain (Loss)
Investment Securities Sold	2,329
Futures Contracts	27
Realized Net Gain (Loss)	2,356
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,392
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	3,396
Net Increase (Decrease) in Net Assets Resulting from Operations	6,190

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438	755
Realized Net Gain (Loss)	2,356	(12,827)
Change in Unrealized Appreciation (Depreciation)	3,396	9,941
Net Increase (Decrease) in Net Assets Resulting from Operations	6,190	(2,131)
Distributions
Net Investment Income
Institutional Shares	(140)	(137)
Institutional Plus Shares	(644)	(618)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(784)	(755)
Capital Share Transactions
Institutional Shares	(864)	137
Institutional Plus Shares	(9,352)	618
Net Increase (Decrease) from Capital Share Transactions	(10,216)	755
Total Increase (Decrease)	(4,810)	(2,131)
Net Assets
Beginning of Period	53,717	55,848
End of Period[1]	48,907	53,717
1 Net Assets—End of Period includes undistributed net investment income of $176,000 and $522,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Shares
	Six Months			June 22,
	Ended	Year Ended		2007[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.38	$22.63	$29.93	$29.04
Investment Operations
Net Investment Income	.184	.290	.283	.050
Net Realized and Unrealized Gain (Loss) on Investments	2.486	(1.243)	(6.742)	.840
Total from Investment Operations	2.670	(.953)	(6.459)	.890
Distributions
Dividends from Net Investment Income	(.300)	(.297)	(.270)	—
Distributions from Realized Capital Gains	—	—	(.571)	—
Total Distributions	(.300)	(.297)	(.841)	—
Net Asset Value, End of Period	$23.75	$21.38	$22.63	$29.93

Total Return	12.56%	–3.89%	–22.20%	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$10	$10	$9
Ratio of Total Expenses to Average Net Assets	0.24%[2]	0.25%	0.20%	0.25%[2]
Ratio of Net Investment Income to Average Net Assets	1.55%[2]	1.60%	1.07%	0.84%[2]
Portfolio Turnover Rate	51%[2]	66%	70%	56%
1 Inception.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Oct. 3,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$42.60	$45.07	$59.60	$50.00
Investment Operations
Net Investment Income	.381	.607	.591	.547
Net Realized and Unrealized Gain (Loss) on Investments	4.956	(2.464)	(13.420)	9.256
Total from Investment Operations	5.337	(1.857)	(12.829)	9.803
Distributions
Dividends from Net Investment Income	(.627)	(.613)	(.564)	(.150)
Distributions from Realized Capital Gains	—	—	(1.137)	(.053)
Total Distributions	(.627)	(.613)	(1.701)	(.203)
Net Asset Value, End of Period	$47.31	$42.60	$45.07	$59.60

Total Return	12.61%	–3.79%	–22.16%	19.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$44	$45	$58
Ratio of Total Expenses to Average Net Assets	0.17%[2]	0.17%	0.12%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.62%[2]	1.68%	1.15%	0.94%[2]
Portfolio Turnover Rate	51%[2]	66%	70%	56%

1 Commencement of operations as a registered investment company.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2009), and for the period ended March 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Structured Large-Cap Growth Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2010, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	48,719	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	48,718	200	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	June 2010	3	175	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

Structured Large-Cap Growth Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2009, the fund had available capital loss carryforwards totaling $5,741,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $10,912,000 during the period from November 1, 2008, through September 30, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2010, the cost of investment securities for tax purposes was $39,390,000. Net unrealized appreciation of investment securities for tax purposes was $9,529,000, consisting of unrealized gains of $9,906,000 on securities that had risen in value since their purchase and $377,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2010, the fund purchased $13,514,000 of investment securities and sold $24,001,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2010		September 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	140	6	137	8
Redeemed	(1,004)	(43)	—	—
Net Increase (Decrease)—Institutional Shares	(864)	(37)	137	8
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	644	14	618	18
Redeemed	(9,996)	(223)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(9,352)	(209)	618	18

H. In preparing the financial statements as of March 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Structured Large-Cap Value Fund

Fund Profile
As of March 31, 2010

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	179	672	4,159
Median Market Cap	$34.4B	$34.4B	31.4B
Price/Earnings Ratio	18.0x	23.0x	23.0x
Price/Book Ratio	1.7x	1.6x	2.2x
Yield
Institutional
Plus Shares[3]	1.9%	2.1%	1.7%
Return on Equity	16.0%	15.6%	19.1%
Earnings Growth Rate	4.4%	–0.6%	6.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	54%	—	—
Expense Ratio[5]		—	—
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.6%	10.6%	11.0%
Consumer Staples	4.8	5.5	9.8
Energy	18.0	17.6	10.0
Financials	25.0	26.1	17.3
Health Care	9.5	8.7	12.4
Industrials	11.1	10.9	10.9
Information Technology	5.7	5.0	18.5
Materials	4.4	4.1	4.0
Telecommunication
Services	5.0	5.1	2.6
Utilities	5.9	6.4	3.5

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.97
Beta	0.98	1.01

Ten Largest Holdings[7] (% of total net assets)
Exxon Mobil Corp.	integrated oil & gas	4.6%
JPMorgan Chase & Co.	other diversified
	financial services	3.4
General Electric Co.	industrial
	conglomerates	3.2
AT&T Inc.	integrated
	telecommunication
	services	3.1
Chevron Corp.	integrated oil & gas	3.1
Wells Fargo & Co.	diversified banks	2.9
Pfizer Inc.	pharmaceuticals	2.8
Bank of America Corp.	other diversified
	financial services	2.5
Goldman Sachs Group Inc.	investment banking
	& brokerage	1.9
ConocoPhillips	integrated oil & gas	1.8
Top Ten		29.3%

Investment Focus

1 Russell 1000 Value Index.
2 Dow Jones U.S.Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated January 27, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the annualized expense ratio was 0.17%.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
7 The holdings listed exclude any temporary cash investments and equity index products.

Structured Large-Cap Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 15, 2005–March 31, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
			Since
	Inception Date	One Year	Inception[1]
Institutional Plus Shares	12/15/2005	47.70%	–2.03%

1 The fund commenced operations as a registered investment company on January 18, 2007. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust, from December 15, 2005, to January 18, 2007.
2 Six months ended March 31, 2010.
See Financial Highlights for dividend and capital gains information.

Structured Large-Cap Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.5%)
*	Ford Motor Co.	52,400	659
	Time Warner Inc.	19,740	617
	Comcast Corp. Class A	30,476	574
	Time Warner Cable Inc.	9,400	501
	Gannett Co. Inc.	20,000	330
	Wyndham Worldwide Corp.	12,600	324
	Gap Inc.	13,700	317
	Walt Disney Co.	8,890	310
*	Liberty Media Corp.—Starz	5,200	284
	Ltd Brands Inc.	10,300	254
*	AutoNation Inc.	13,300	240
	DR Horton Inc.	16,500	208
	Comcast Corp.	11,200	201
	Home Depot Inc.	6,000	194
*	Autoliv Inc.	3,700	191
	News Corp. Class A	11,210	161
	Cablevision Systems Corp.
	Class A	5,000	121
	Whirlpool Corp.	1,200	105
*	NVR Inc.	100	73
*	Liberty Media Corp.—
	Interactive	2,700	41
*	TRW Automotive
	Holdings Corp.	1,253	36
	Scripps Networks
	Interactive Inc. Class A	500	22
	DISH Network Corp. Class A	900	19
*	Madison Square Garden Inc.
	Class A	450	10
			5,792
Consumer Staples (4.8%)
	Kraft Foods Inc.	16,376	495
	General Mills Inc.	5,700	404
	Dr Pepper Snapple Group Inc.	11,300	397
	Procter & Gamble Co.	5,215	330
	Coca-Cola Enterprises Inc.	9,800	271
	Sara Lee Corp.	14,600	203

			Market
			Value•
		Shares	($000)
	SUPERVALU Inc.	11,000	183
	Mead Johnson Nutrition Co.	2,696	140
*	Rite Aid Corp.	62,500	94
	CVS Caremark Corp.	1,600	59
*	NBTY Inc.	500	24
	Kimberly-Clark Corp.	300	19
	Hershey Co.	300	13
			2,632
Energy (18.0%)
	Exxon Mobil Corp.	37,510	2,512
	Chevron Corp.	22,290	1,690
	ConocoPhillips	19,274	986
	Apache Corp.	5,900	599
	Devon Energy Corp.	7,900	509
	Spectra Energy Corp.	18,800	424
	Occidental Petroleum Corp.	5,000	423
	Williams Cos. Inc.	18,000	416
	National Oilwell Varco Inc.	10,100	410
	Anadarko Petroleum Corp.	5,450	397
*	Rowan Cos. Inc.	11,100	323
	Murphy Oil Corp.	5,700	320
*	Newfield Exploration Co.	5,700	297
	EXCO Resources Inc.	10,800	198
	Schlumberger Ltd.	1,900	121
	Chesapeake Energy Corp.	2,900	69
*	Plains Exploration &
	Production Co.	1,400	42
	Massey Energy Co.	635	33
	Tidewater Inc.	700	33
	El Paso Corp.	2,800	30
*	Helix Energy Solutions
	Group Inc.	1,600	21
	XTO Energy Inc.	400	19
			9,872
Financials (25.1%)
	JPMorgan Chase & Co.	41,880	1,874
	Wells Fargo & Co.	51,465	1,602
	Bank of America Corp.	77,035	1,375
	Goldman Sachs Group Inc.	6,125	1,045

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	US Bancorp	29,269	758
	Travelers Cos. Inc.	10,300	556
	American Express Co.	11,600	479
	Chubb Corp.	8,300	430
*	Citigroup Inc.	105,988	429
	Unum Group	14,900	369
	Franklin Resources Inc.	3,300	366
	Torchmark Corp.	5,800	310
	Discover Financial Services	19,900	297
	Hudson City Bancorp Inc.	20,000	283
	BlackRock Inc.	1,300	283
	PNC Financial Services
	Group Inc.	3,800	227
	SL Green Realty Corp.	3,900	223
	American Financial Group Inc.	7,400	211
	Ameriprise Financial Inc.	4,300	195
	ProLogis	14,200	188
	White Mountains
	Insurance Group Ltd.	500	178
	Macerich Co.	4,341	166
	Jefferies Group Inc.	6,900	163
	Ventas Inc.	3,400	161
	Bank of Hawaii Corp.	3,330	150
	New York Community
	Bancorp Inc.	9,000	149
	PartnerRe Ltd.	1,600	128
	State Street Corp.	2,800	126
	HRPT Properties Trust	16,100	125
	Annaly Capital
	Management Inc.	7,100	122
	BOK Financial Corp.	1,700	89
	Liberty Property Trust	2,600	88
	Hospitality Properties Trust	3,600	86
*	AmeriCredit Corp.	3,600	86
	Brandywine Realty Trust	6,400	78
	Unitrin Inc.	2,600	73
	Vornado Realty Trust	621	47
	Mack-Cali Realty Corp.	1,300	46
	Rayonier Inc.	1,000	45
	Simon Property Group Inc.	505	42
	Progressive Corp.	2,000	38
	Equity Residential	880	35
	Prudential Financial Inc.	500	30
	Allstate Corp.	750	24
	Morgan Stanley	690	20
			13,795
Health Care (9.4%)
	Pfizer Inc.	88,731	1,522
	Merck & Co. Inc.	18,033	674
	Johnson & Johnson	9,790	638
*	WellPoint Inc.	7,390	476
	UnitedHealth Group Inc.	11,700	382
	McKesson Corp.	5,600	368
	AmerisourceBergen Corp.
	Class A	10,500	304

			Market
			Value•
		Shares	($000)
	Eli Lilly & Co.	7,930	287
*	Forest Laboratories Inc.	5,500	172
	Universal Health
	Services Inc. Class B	4,200	147
*	LifePoint Hospitals Inc.	2,600	96
	CIGNA Corp.	1,500	55
	Bristol-Myers Squibb Co.	2,029	54
	Cooper Cos. Inc.	400	16
			5,191
Industrials (11.1%)
	General Electric Co.	97,350	1,772
	FedEx Corp.	6,100	570
	Northrop Grumman Corp.	6,850	449
	CSX Corp.	7,700	392
	United Technologies Corp.	4,700	346
	Caterpillar Inc.	5,500	346
	Raytheon Co.	5,800	331
	Joy Global Inc.	5,200	294
*	Hertz Global Holdings Inc.	27,300	273
	RR Donnelley & Sons Co.	10,200	218
	L-3 Communications
	Holdings Inc.	2,100	192
*	URS Corp.	3,200	159
	Pitney Bowes Inc.	6,400	156
	Boeing Co.	1,900	138
	Hubbell Inc. Class B	2,600	131
*	Owens Corning	4,500	114
	ITT Corp.	2,000	107
*	Oshkosh Corp.	1,800	73
	General Dynamics Corp.	180	14
			6,075
Information Technology (5.7%)
	Hewlett-Packard Co.	10,700	569
	Intel Corp.	22,700	505
*	Computer Sciences Corp.	6,200	338
*	Micron Technology Inc.	30,900	321
*	Marvell Technology
	Group Ltd.	14,900	304
*	eBay Inc.	9,500	256
*	Western Digital Corp.	5,400	211
*	Ingram Micro Inc.	10,800	189
	CA Inc.	6,700	157
*	Teradata Corp.	4,000	116
*	Tech Data Corp.	1,800	75
*	LSI Corp.	10,000	61
*	EMC Corp.	2,200	40
			3,142
Materials (4.4%)
	EI du Pont de
	Nemours & Co.	13,800	514
	Freeport-McMoRan
	Copper & Gold Inc.	5,000	418
	International Paper Co.	14,300	352
	AK Steel Holding Corp.	12,500	286

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
*	Owens-Illinois Inc.	6,800	241
	Eastman Chemical Co.	3,300	210
*	Pactiv Corp.	7,500	189
	Sonoco Products Co.	5,300	163
	Dow Chemical Co.	910	27
			2,400
Telecommunication Services (5.0%)
	AT&T Inc.	66,113	1,708
	Verizon Communications Inc.	18,140	563
	Windstream Corp.	19,700	215
*	Sprint Nextel Corp.	42,700	162
	Qwest Communications
	International Inc.	15,200	79
*	NII Holdings Inc.	400	17
			2,744
Utilities (5.9%)
	Exelon Corp.	9,800	429
	Public Service Enterprise
	Group Inc.	12,700	375
	Oneok Inc.	6,900	315
	NiSource Inc.	19,400	307
	Integrys Energy Group Inc.	6,100	289
	Constellation Energy
	Group Inc.	8,000	281
	Atmos Energy Corp.	9,200	263
	National Fuel Gas Co.	5,000	253
*	AES Corp.	22,300	245
	CenterPoint Energy Inc.	14,700	211
	CMS Energy Corp.	7,400	114
	NSTAR	2,900	103
	Edison International	1,500	51
	DTE Energy Co.	300	13
			3,249
Total Common Stocks
(Cost $49,478)			54,892

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.1%)
U.S. Government and Agency Obligations (0.1%)
1 Freddie Mac Discount
Notes, 0.230%, 6/21/10
(Cost $50)	50	50
Total Investments (100.0%)
(Cost $49,528)		54,942
Other Assets and Liabilities (0.0%)
Other Assets		81
Liabilities		(96)
		(15)
Net Assets (100%)
Applicable to 1,402,807 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		54,927
Net Asset Value Per Share		$39.16

At March 31, 2010, net assets consisted of:
		Amount
		($000)
Paid-in Capital		71,583
Undistributed Net Investment Income		259
Accumulated Net Realized Losses		(22,329)
Unrealized Appreciation (Depreciation)		5,414
Net Assets		54,927

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Statement of Operations

Six Months Ended
March 31, 2010
($000)
Investment Income
Income
Dividends	637
Security Lending	3
Total Income	640
Expenses
The Vanguard Group—Note B
Management and Administrative	37
Marketing and Distribution	4
Custodian Fees	4
Total Expenses	45
Net Investment Income	595
Realized Net Gain (Loss)
Investment Securities Sold	17
Futures Contracts	15
Realized Net Gain (Loss)	32
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,368
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	4,369
Net Increase (Decrease) in Net Assets Resulting from Operations	4,996

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	595	1,253
Realized Net Gain (Loss)	32	(17,720)
Change in Unrealized Appreciation (Depreciation)	4,369	8,525
Net Increase (Decrease) in Net Assets Resulting from Operations	4,996	(7,942)
Distributions
Net Investment Income	(1,191)	(1,827)
Realized Capital Gain	—	—
Total Distributions	(1,191)	(1,827)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	1,191	1,827
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	1,191	1,827
Total Increase (Decrease)	4,996	(7,942)
Net Assets
Beginning of Period	49,931	57,873
End of Period[1]	54,927	49,931
1 Net Assets—End of Period includes undistributed net investment income of $259,000 and $855,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Jan. 18,
	Ended	Year Ended		2007[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$36.43	$44.00	$63.87	$60.09
Investment Operations
Net Investment Income	.431	.926	1.426	1.030
Net Realized and Unrealized Gain (Loss) on Investments	3.169	(7.108)	(15.946)	2.750
Total from Investment Operations	3.600	(6.182)	(14.520)	3.780
Distributions
Dividends from Net Investment Income	(.870)	(1.388)	(1.370)	—
Distributions from Realized Capital Gains	—	—	(3.980)	—
Total Distributions	(.870)	(1.388)	(5.350)	—
Net Asset Value, End of Period	$39.16	$36.43	$44.00	$63.87

Total Return	10.03%	–13.73%	–24.47%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55	$50	$58	$79
Ratio of Total Expenses to Average Net Assets	0.17%[2]	0.17%	0.12%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.31%[2]	2.90%	2.63%	2.29%[2]
Portfolio Turnover Rate	54%[2]	68%	104%	48%

1 Commencement of operations as a registered investment company.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through March 31, 2010.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2009), and for the period ended March 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Large-Cap Value Fund

6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2010, the fund had contributed capital of $10,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,892	—	—
Temporary Cash Investments	—	50	—
Total	54,892	50	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2009, the fund had available capital loss carryforwards totaling $5,409,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $16,953,000 during the period from November 1, 2008, through September 30, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Structured Large-Cap Value Fund

At March 31, 2010, the cost of investment securities for tax purposes was $49,528,000. Net unrealized appreciation of investment securities for tax purposes was $5,414,000, consisting of unrealized gains of $7,868,000 on securities that had risen in value since their purchase and $2,454,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2010, the fund purchased $14,523,000 of investment securities and sold $13,850,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	Shares	Shares
	(000)	(000)
Issued	—	—
Issued in Lieu of Cash Distributions	32	55
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	32	55

G. In preparing the financial statements as of March 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Structured Broad Market Fund

Fund Profile

As of March 31, 2010

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	325	2,950	4,159
Median Market Cap	$29.5B	$31.2B	$31.4B
Price/Earnings Ratio	17.0x	22.5x	23.0x
Price/Book Ratio	2.4x	2.2x	2.2x
Yield[3]		1.8%	1.7%
Institutional Shares	1.6%
Institutional
Plus Shares	1.7%
Return on Equity	20.7%	19.3%	19.1%
Earnings Growth Rate	12.6%	7.0%	6.9%
Foreign Holdings	0.2%	0.0%	0.0%
Turnover Rate[4]	46%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.7%	11.1%	11.0%
Consumer Staples	9.9	10.1	9.8
Energy	10.7	10.3	10.0
Financials	16.0	16.1	17.3
Health Care	12.0	12.5	12.4
Industrials	11.3	11.1	10.9
Information Technology	18.4	18.5	18.5
Materials	4.1	4.0	4.0
Telecommunication
Services	2.5	2.7	2.6
Utilities	3.4	3.6	3.5

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	0.99	0.99

Ten Largest Holdings[7] (% of total net assets)
Exxon Mobil Corp.	integrated oil & gas	3.1%
Apple Inc.	computer hardware	2.2
Microsoft Corp.	systems software	2.2
International Business
Machines Corp.	computer hardware	1.9
AT&T Inc.	integrated
	telecommunication
	services	1.7
Chevron Corp.	integrated oil & gas	1.7
Google Inc. Class A	Internet software
	& services	1.6
Wal-Mart Stores Inc.	hypermarkets &
	super centers	1.5
Johnson & Johnson	pharmaceuticals	1.5
Hewlett-Packard Co.	computer hardware	1.4
Top Ten		18.8%

Investment Focus

1 Russell 3000 Index.
2 Dow Jones U.S.Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratios shown are from the prospectus dated January 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended March 31, 2010, the annualized expense ratios were 0.24%
for the Institutional Shares and 0.17% for the Institutional Plus Shares.
6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
7 The holdings listed exclude any temporary cash investments and equity index products.

Structured Broad Market Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2006–March 31, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
				Since
	Inception Date	One Year	Five Years	Inception[1]
Institutional Shares	11/30/2006	49.13%	—	–4.76%
Institutional Plus Shares	5/3/2004	49.26	1.32%	2.66

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Broad Market Trust, from May 3, 2004, to October 3, 2006.
2 Six months ended March 31, 2010.
See Financial Highlights for dividend and capital gains information.

Structured Broad Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.7%)
*	Ford Motor Co.	192,062	2,414
	Comcast Corp. Class A	110,891	2,087
	McDonald’s Corp.	30,431	2,030
	Wyndham Worldwide Corp.	70,200	1,806
	Gap Inc.	76,300	1,763
*,^	Talbots Inc.	131,200	1,700
	McGraw-Hill Cos. Inc.	46,900	1,672
*	Starbucks Corp.	62,900	1,527
	Time Warner Cable Inc.	24,762	1,320
	Time Warner Inc.	37,400	1,170
	Ltd Brands Inc.	43,300	1,066
*	Big Lots Inc.	29,000	1,056
*	Aeropostale Inc.	36,525	1,053
	TJX Cos. Inc.	24,400	1,038
	Jarden Corp.	30,200	1,005
	Ross Stores Inc.	17,900	957
*	Beazer Homes USA Inc.	183,100	831
	DR Horton Inc.	55,300	697
	Gannett Co. Inc.	42,000	694
	DISH Network Corp.
	Class A	32,750	682
*	Tempur-Pedic
	International Inc.	21,400	646
	Darden Restaurants Inc.	11,300	503
	Cablevision Systems Corp.
	Class A	17,500	423
*	Autoliv Inc.	8,100	417
*	AutoZone Inc.	2,400	415
*	CEC Entertainment Inc.	10,504	400
	Comcast Corp.	22,000	395
*	Warnaco Group Inc.	7,700	367
*	TRW Automotive
	Holdings Corp.	12,663	362
*	Dollar Tree Inc.	5,900	349
	KB Home	20,500	343
*	Bally Technologies Inc.	7,800	316
*	Valassis
	Communications Inc.	11,300	315

			Market
			Value•
		Shares	($000)
	Lincoln Educational
	Services Corp.	11,609	294
*	Viacom Inc. Class B	8,395	289
*	AutoNation Inc.	15,000	271
	Service Corp. International	26,400	242
	Standard Motor
	Products Inc.	23,800	236
*	Dana Holding Corp.	16,400	195
*	Stein Mart Inc.	20,900	189
	Tupperware Brands Corp.	3,900	188
	Yum! Brands Inc.	4,400	169
	Sherwin-Williams Co.	2,100	142
	Whirlpool Corp.	1,400	122
	H&R Block Inc.	6,300	112
*	Career Education Corp.	2,500	79
	Brinker International Inc.	3,900	75
*	NVR Inc.	100	73
*	Lithia Motors Inc. Class A	10,700	69
*	Corinthian Colleges Inc.	3,500	62
	Advance Auto Parts Inc.	1,300	55
			34,681
Consumer Staples (9.9%)
	Wal-Mart Stores Inc.	79,065	4,396
	Philip Morris
	International Inc.	74,350	3,878
	Procter & Gamble Co.	46,751	2,958
	Coca-Cola Enterprises Inc.	62,500	1,729
	General Mills Inc.	23,900	1,692
	Mead Johnson Nutrition Co.	30,732	1,599
	Coca-Cola Co.	26,690	1,468
	Kimberly-Clark Corp.	21,000	1,321
	Dr Pepper Snapple Group Inc.	36,800	1,294
*	Whole Foods Market Inc.	33,300	1,204
	Kraft Foods Inc.	37,700	1,140
	Colgate-Palmolive Co.	13,230	1,128
	PepsiCo Inc.	15,500	1,025
	Archer-Daniels-Midland Co.	35,100	1,014
	ConAgra Foods Inc.	39,500	990
	Casey’s General Stores Inc.	24,500	769
	Clorox Co.	5,700	366

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Sanderson Farms Inc.	6,100	327
	Del Monte Foods Co.	18,600	272
	CVS Caremark Corp.	6,536	239
	Estee Lauder Cos. Inc.
	Class A	1,900	123
*	United Natural Foods Inc.	3,200	90
*	Boston Beer Co. Inc. Class A	1,400	73
	Tyson Foods Inc. Class A	3,100	59
	Sara Lee Corp.	3,700	52
			29,206
Energy (10.7%)
	Exxon Mobil Corp.	137,820	9,231
	Chevron Corp.	66,965	5,078
	Apache Corp.	23,140	2,349
	Occidental Petroleum Corp.	24,840	2,100
*	Newfield Exploration Co.	32,900	1,712
	National Oilwell Varco Inc.	41,700	1,692
*	FMC Technologies Inc.	23,100	1,493
	Diamond Offshore
	Drilling Inc.	13,100	1,163
	Murphy Oil Corp.	20,600	1,158
	Peabody Energy Corp.	21,700	992
*	Rowan Cos. Inc.	32,200	937
	Anadarko Petroleum Corp.	11,240	819
	ConocoPhillips	13,800	706
	Consol Energy Inc.	12,900	550
	Schlumberger Ltd.	5,100	324
*	James River Coal Co.	15,500	246
	Ship Finance
	International Ltd.	13,100	233
*	Bristow Group Inc.	5,900	223
	El Paso Corp.	19,700	214
*	Oil States International Inc.	4,200	190
	Tidewater Inc.	3,000	142
	Southern Union Co.	3,700	94
*	Cal Dive International Inc.	8,800	64
*	PHI Inc.	2,500	53
			31,763
Financials (15.9%)
	Goldman Sachs Group Inc.	21,111	3,602
	Wells Fargo & Co.	92,070	2,865
	JPMorgan Chase & Co.	55,936	2,503
	Bank of America Corp.	135,445	2,418
	Aflac Inc.	39,640	2,152
	US Bancorp	79,650	2,061
	Franklin Resources Inc.	17,700	1,963
	Travelers Cos. Inc.	32,900	1,775
	Unum Group	68,100	1,687
	State Street Corp.	36,000	1,625
	BlackRock Inc.	7,000	1,524
	PNC Financial Services
	Group Inc.	24,600	1,469
	BOK Financial Corp.	25,300	1,327
	Chubb Corp.	25,070	1,300
	Progressive Corp.	60,300	1,151
	Discover Financial Services	73,400	1,094

			Market
			Value•
		Shares	($000)
	Hudson City Bancorp Inc.	70,800	1,003
	New York Community
	Bancorp Inc.	59,630	986
	Moody’s Corp.	30,100	895
	NYSE Euronext	29,000	859
*	CB Richard Ellis Group Inc.
	Class A	53,700	851
	SL Green Realty Corp.	13,900	796
	Capital One Financial Corp.	15,300	634
	American Financial
	Group Inc.	21,300	606
	Simon Property Group Inc.	7,109	596
	Ameriprise Financial Inc.	13,100	594
*	SLM Corp.	45,100	565
	American Express Co.	13,420	554
	Oriental Financial Group Inc.	40,000	540
	Macerich Co.	13,787	528
	Everest Re Group Ltd.	6,100	494
	Hospitality Properties Trust	18,500	443
	Bank of Hawaii Corp.	9,600	431
	Associated Estates
	Realty Corp.	29,300	404
	Mid-America Apartment
	Communities Inc.	7,800	404
*	St. Joe Co.	12,300	398
	Sun Communities Inc.	15,600	393
	Highwoods Properties Inc.	11,929	378
	HRPT Properties Trust	42,800	333
*	AmeriCredit Corp.	13,700	325
	Nelnet Inc. Class A	13,900	258
*	First Horizon National Corp.	17,743	249
	Cullen/Frost Bankers Inc.	4,400	246
	Brandywine Realty Trust	18,200	222
	Federated Investors Inc.
	Class B	7,800	206
*	World Acceptance Corp.	5,700	206
	Endurance Specialty
	Holdings Ltd.	5,000	186
*	Citigroup Inc.	37,700	153
	Aspen Insurance
	Holdings Ltd.	4,400	127
	U-Store-It Trust	15,500	112
*	TD Ameritrade Holding Corp.	5,016	96
	Banco Latinoamericano
	de Comercio Exterior SA	5,600	80
	First Citizens
	BancShares Inc. Class A	400	79
	Pennsylvania Real Estate
	Investment Trust	6,100	76
	Territorial Bancorp Inc.	2,700	51
	Montpelier Re Holdings Ltd.	2,900	49
*	Arch Capital Group Ltd.	600	46
	City Holding Co.	1,300	45
*	Santander BanCorp	3,400	42
	Parkway Properties Inc.	2,200	41

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Flagstone Reinsurance
	Holdings Ltd.	3,600	41
	International Bancshares Corp.	1,700	39
	White Mountains
	Insurance Group Ltd.	100	35
			47,211
Health Care (12.0%)
	Johnson & Johnson	66,907	4,362
	Merck & Co. Inc.	82,283	3,073
*	Amgen Inc.	40,015	2,391
*	Medco Health Solutions Inc.	36,585	2,362
	McKesson Corp.	29,000	1,906
	Abbott Laboratories	34,100	1,796
	Pfizer Inc.	102,764	1,763
*	WellPoint Inc.	26,650	1,716
*	Forest Laboratories Inc.	52,300	1,640
*	Mylan Inc.	62,411	1,417
	Bristol-Myers Squibb Co.	50,452	1,347
*	Warner Chilcott PLC Class A	50,800	1,298
	Eli Lilly & Co.	29,220	1,058
	AmerisourceBergen Corp.
	Class A	36,400	1,053
	Quest Diagnostics Inc.	17,100	997
	UnitedHealth Group Inc.	29,875	976
	Universal Health
	Services Inc. Class B	23,200	814
*	Laboratory Corp. of
	America Holdings	8,900	674
*	DaVita Inc.	10,300	653
	CIGNA Corp.	17,000	622
	Cooper Cos. Inc.	12,700	494
*	Myriad Genetics Inc.	13,200	318
	Baxter International Inc.	5,360	312
*	Emergency Medical
	Services Corp. Class A	5,376	304
*	Lincare Holdings Inc.	6,000	269
*	Life Technologies Corp.	5,000	261
*	Mettler-Toledo
	International Inc.	2,100	229
*	Cephalon Inc.	3,200	217
*	Health Management
	Associates Inc. Class A	20,000	172
*	Human Genome
	Sciences Inc.	4,728	143
*	Bruker Corp.	9,500	139
*	Salix Pharmaceuticals Ltd.	2,800	104
*	Catalyst Health Solutions Inc.	2,400	99
*	Affymetrix Inc.	11,800	87
*	King Pharmaceuticals Inc.	6,000	71
	Perrigo Co.	1,200	71
*	Endo Pharmaceuticals
	Holdings Inc.	2,500	59
*	Par Pharmaceutical Cos. Inc.	1,800	45
*	Community Health
	Systems Inc.	1,200	44

			Market
			Value•
		Shares	($000)
*	Biospecifics
	Technologies Corp.	1,400	39
*	Accelrys Inc.	5,900	36
			35,431
Industrials (11.3%)
	United Technologies Corp.	42,140	3,102
	General Electric Co.	159,380	2,901
	United Parcel Service Inc.
	Class B	41,900	2,699
	3M Co.	28,430	2,376
	General Dynamics Corp.	25,400	1,961
	Joy Global Inc.	31,100	1,760
	Lockheed Martin Corp.	21,150	1,760
	CSX Corp.	27,937	1,422
	Honeywell International Inc.	29,424	1,332
	Northrop Grumman Corp.	18,130	1,189
	Waste Management Inc.	31,300	1,078
*	Oshkosh Corp.	26,600	1,073
	Bucyrus International Inc.
	Class A	16,100	1,062
	Raytheon Co.	18,000	1,028
*	Avis Budget Group Inc.	81,100	933
	Flowserve Corp.	7,500	827
*	Dollar Thrifty Automotive
	Group Inc.	23,200	745
	ITT Corp.	13,000	697
	FedEx Corp.	7,400	691
	L-3 Communications
	Holdings Inc.	7,100	651
*	Hertz Global Holdings Inc.	63,600	635
*	General Cable Corp.	22,700	613
	RR Donnelley & Sons Co.	27,100	579
*	EMCOR Group Inc.	19,600	483
	Pitney Bowes Inc.	14,300	350
	Hubbell Inc. Class B	6,200	313
	Towers Watson & Co.
	Class A	5,800	275
	Avery Dennison Corp.	6,500	237
*	Owens Corning	7,000	178
*	Genco Shipping &
	Trading Ltd.	4,300	91
*	EnerSys	3,500	86
*	Alliant Techsystems Inc.	1,000	81
	Apogee Enterprises Inc.	3,700	58
	Carlisle Cos. Inc.	1,400	53
	Ampco-Pittsburgh Corp.	1,373	34
			33,353
Information Technology (18.3%)
*	Apple Inc.	28,120	6,606
	Microsoft Corp.	225,297	6,594
	International Business
	Machines Corp.	43,342	5,559
*	Google Inc. Class A	8,390	4,757
	Hewlett-Packard Co.	79,599	4,231
	Oracle Corp.	152,048	3,906

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	Cisco Systems Inc.	91,950	2,393
	Intel Corp.	64,790	1,442
*	Micron Technology Inc.	136,100	1,414
*	Marvell Technology
	Group Ltd.	64,800	1,321
	Texas Instruments Inc.	52,870	1,294
*	Symantec Corp.	76,200	1,289
*	Western Digital Corp.	32,900	1,283
*	Alliance Data Systems Corp.	19,900	1,273
*	eBay Inc.	39,900	1,075
*	Computer Sciences Corp.	19,500	1,063
*	Seagate Technology	52,903	966
*	Sybase Inc.	18,462	861
*	Multi-Fineline Electronix Inc.	30,200	778
*	Teradata Corp.	25,700	742
	Xilinx Inc.	21,600	551
	Earthlink Inc.	58,000	495
*	Lexmark International Inc.
	Class A	12,800	462
*	Sohu.com Inc.	7,500	409
*	SanDisk Corp.	11,600	402
*	Plexus Corp.	9,900	357
	Opnet Technologies Inc.	21,000	339
*	Hewitt Associates Inc.
	Class A	8,400	334
	CA Inc.	10,100	237
*	ON Semiconductor Corp.	26,300	210
*	Fairchild Semiconductor
	International Inc. Class A	16,900	180
*	TIBCO Software Inc.	16,400	177
*	Radisys Corp.	16,700	150
	KLA-Tencor Corp.	4,300	133
*	Veeco Instruments Inc.	2,800	122
*	SolarWinds Inc.	4,612	100
*	Teradyne Inc.	8,500	95
	Global Payments Inc.	1,900	87
*	Saba Software Inc.	16,100	80
*	RF Micro Devices Inc.	15,900	79
*	TriQuint Semiconductor Inc.	9,800	69
	QUALCOMM Inc.	1,320	55
*	Rovi Corp.	1,400	52
*	Lattice Semiconductor Corp.	13,400	49
	MAXIMUS Inc.	700	43
*	Manhattan Associates Inc.	1,500	38
*	Quest Software Inc.	2,100	37
*	LSI Corp.	4,800	29
			54,218
Materials (4.1%)
	Freeport-McMoRan
	Copper & Gold Inc.	30,000	2,506
	EI du Pont de Nemours
	& Co.	58,980	2,196
	International Paper Co.	64,400	1,585
	Ball Corp.	21,700	1,158
*	Pactiv Corp.	39,700	1,000

			Market
			Value•
		Shares	($000)
	Celanese Corp. Class A	29,600	943
	Eastman Chemical Co.	12,100	771
*	Owens-Illinois Inc.	16,700	594
	Lubrizol Corp.	5,100	468
*	Clearwater Paper Corp.	5,200	256
	Innophos Holdings Inc.	8,500	237
	Rock-Tenn Co. Class A	4,200	191
	Glatfelter	9,100	132
	AK Steel Holding Corp.	5,300	121
*	Solutia Inc.	4,600	74
			12,232
Telecommunication Services (2.5%)
	AT&T Inc.	197,829	5,112
	Qwest Communications
	International Inc.	141,700	740
	Verizon Communications Inc.	18,157	563
*	American Tower Corp.
	Class A	11,300	482
	Windstream Corp.	26,538	289
*	NII Holdings Inc.	5,000	208
			7,394
Utilities (3.4%)
	Constellation Energy
	Group Inc.	48,900	1,717
	Public Service Enterprise
	Group Inc.	56,800	1,677
*	AES Corp.	127,900	1,407
	Exelon Corp.	18,440	808
	American Electric
	Power Co. Inc.	21,200	725
	Edison International	18,840	644
	FirstEnergy Corp.	13,600	532
	CMS Energy Corp.	33,400	516
	DTE Energy Co.	11,300	504
	NiSource Inc.	25,700	406
	IDACORP Inc.	10,000	346
	Integrys Energy Group Inc.	5,900	279
	Entergy Corp.	1,800	146
	Oneok Inc.	1,900	87
	Hawaiian Electric
	Industries Inc.	2,500	56
	Nicor Inc.	1,300	54
	Piedmont Natural
	Gas Co. Inc.	1,900	52
	Southwest Gas Corp.	1,700	51
			10,007
Total Common Stocks
(Cost $248,871)			295,496
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity
	Fund, 0.183%	1,883,112	1,883

Structured Broad Market Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Freddie Mac Discount
Notes, 0.320%, 9/7/10	70	70
Total Temporary Cash Investments
(Cost $1,953)		1,953
Total Investments (100.5%)
(Cost $250,824)		297,449
Other Assets and Liabilities (–0.5%)
Other Assets		732
Liabilities[3]		(2,247)
		(1,515)
Net Assets (100%)		295,934

At March 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	345,330
Undistributed Net Investment Income	1,199
Accumulated Net Realized Losses	(97,230)
Unrealized Appreciation (Depreciation)
Investment Securities	46,625
Futures Contracts	10
Net Assets	295,934

Institutional Shares—Net Assets
Applicable to 219,759 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,611
Net Asset Value Per Share—
Institutional Shares	$20.98

Institutional Plus Shares—Net Assets
Applicable to 6,951,209 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	291,323
Net Asset Value Per Share—
Institutional Plus Shares	$41.91

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,121,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,211,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $70,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Statement of Operations

Six Months Ended
March 31, 2010
($000)
Investment Income
Income
Dividends	2,921
Interest[1]	2
Security Lending	84
Total Income	3,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	130
Management and Administrative—Institutional Shares	3
Management and Administrative—Institutional Plus Shares	81
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—Institutional Plus Shares	27
Custodian Fees	5
Total Expenses	246
Net Investment Income	2,761
Realized Net Gain (Loss)
Investment Securities Sold	4,276
Futures Contracts	69
Realized Net Gain (Loss)	4,345
Change in Unrealized Appreciation (Depreciation)
Investment Securities	26,466
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	26,471
Net Increase (Decrease) in Net Assets Resulting from Operations	33,577
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,761	4,976
Realized Net Gain (Loss)	4,345	(74,111)
Change in Unrealized Appreciation (Depreciation)	26,471	54,465
Net Increase (Decrease) in Net Assets Resulting from Operations	33,577	(14,670)
Distributions
Net Investment Income
Institutional Shares	(67)	(76)
Institutional Plus Shares	(5,073)	(5,098)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(5,140)	(5,174)
Capital Share Transactions
Institutional Shares	442	76
Institutional Plus Shares	(11,251)	45,610
Net Increase (Decrease) from Capital Share Transactions	(10,809)	45,686
Total Increase (Decrease)	17,628	25,842
Net Assets
Beginning of Period	278,306	252,464
End of Period[1]	295,934	278,306
1 Net Assets—End of Period includes undistributed net investment income of $1,199,000 and $3,578,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 30,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.99	$21.53	$28.67	$26.59
Investment Operations
Net Investment Income	.185	.352[2]	.402	.361[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.143	(2.500)	(6.833)	1.930
Total from Investment Operations	2.328	(2.148)	(6.431)	2.291
Distributions
Dividends from Net Investment Income	(.338)	(.392)	(.280)	(.116)
Distributions from Realized Capital Gains	—	—	(.429)	(.095)
Total Distributions	(.338)	(.392)	(.709)	(.211)
Net Asset Value, End of Period	$20.98	$18.99	$21.53	$28.67

Total Return	12.38%	–9.67%	–22.95%	8.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$4	$4	$14
Ratio of Total Expenses to Average Net Assets	0.24%[3]	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	1.85%[3]	2.15%	1.72%	1.55%[3]
Portfolio Turnover Rate	46%[3]	62%	70%	66%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Oct. 3,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$37.94	$43.07	$57.39	$50.00
Investment Operations
Net Investment Income	.383	.725[2]	.873	.904[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.288	(5.006)	(13.714)	6.910
Total from Investment Operations	4.671	(4.281)	(12.841)	7.814
Distributions
Dividends from Net Investment Income	(.701)	(.849)	(.621)	(.234)
Distributions from Realized Capital Gains	—	—	(.858)	(.190)
Total Distributions	(.701)	(.849)	(1.479)	(.424)
Net Asset Value, End of Period	$41.91	$37.94	$43.07	$57.39

Total Return	12.43%	–9.60%	–22.91%	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$275	$248	$285
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.12%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.92%[3]	2.23%	1.80%	1.65%[3]
Portfolio Turnover Rate	46%[3]	62%	70%	66%

1 Commencement of operations as a registered investment company.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Notes to Financial Statements

Vanguard Structured Broad Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2007–2009), and for the period ended March 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Broad Market Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2010, the fund had contributed capital of $55,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	295,496	—	—
Temporary Cash Investments	1,883	70	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	297,377	70	—
1 Represents variation margin on the last day of the reporting period.

Structured Broad Market Fund

D. At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2010	2	583	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2009, the fund had available capital loss carryforwards totaling $53,713,000 to offset future net capital gains through September 30, 2017. In addition, the fund realized losses of $47,850,000 during the period from November 1, 2008, through September 30, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2010, the cost of investment securities for tax purposes was $250,824,000. Net unrealized appreciation of investment securities for tax purposes was $46,625,000, consisting of unrealized gains of $55,100,000 on securities that had risen in value since their purchase and $8,475,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended March 31, 2010, the fund purchased $65,623,000 of investment securities and sold $77,981,000 of investment securities, other than temporary cash investments.

Structured Broad Market Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	March 31, 2010		September 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	375	19	—	—
Issued in Lieu of Cash Distributions	67	3	76	5
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	442	22	76	5
Institutional Plus Shares
Issued	1,974	49	43,734	1,413
Issued in Lieu of Cash Distributions	1,775	45	1,876	58
Redeemed	(15,000)	(379)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(11,251)	(285)	45,610	1,471

H. In preparing the financial statements as of March 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Structured Equity Fund	9/30/2009	3/31/2010	Period[1]
Based on Actual Fund Return
Structured Large-Cap Equity
Institutional Shares	$1,000.00	$1,121.41	$1.27
Institutional Plus Shares	1,000.00	1,121.62	0.90
Structured Large-Cap Growth
Institutional Shares	$1,000.00	$1,125.65	$1.27
Institutional Plus Shares	1,000.00	1,126.09	0.90
Structured Large-Cap Value
Institutional Plus Shares	$1,000.00	$1,100.34	$0.89
Structured Broad Market
Institutional Shares	$1,000.00	$1,123.77	$1.27
Institutional Plus Shares	1,000.00	1,124.34	0.90
Based on Hypothetical 5% Yearly Return
Structured Large-Cap Equity
Institutional Shares	$1,000.00	$1,023.73	$1.21
Institutional Plus Shares	1,000.00	1,024.08	0.86
Structured Large-Cap Growth
Institutional Shares	$1,000.00	$1,023.73	$1.21
Institutional Plus Shares	1,000.00	1,024.08	0.86
Structured Large-Cap Value
Institutional Plus Shares	$1,000.00	$1,024.08	$0.86
Structured Broad Market
Institutional Shares	$1,000.00	$1,023.73	$1.21
Institutional Plus Shares	1,000.00	1,024.08	0.86

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.24% for the Structured Large-Cap Equity Fund Institutional Shares, 0.17% for the Institutional Plus Shares; 0.24% for the Structured Large-Cap Growth Fund Institutional Shares, 0.17% for the Institutional Plus Shares; 0.17% for the Structured Large-Cap Value Fund Institutional Plus Shares; 0.24% for the Structured Broad Market Fund Institutional Shares, 0.17% for the Institutional Plus Shares.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Structured Large-Cap Equity, Structured Large-Cap Growth, Structured Large-Cap Value, and Structured Broad Market Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management since its inception, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the funds since their inceptions. The board concluded that the advisor has carried out each fund’s investment strategy in disciplined fashion, and that each fund has modestly underperformed its applicable benchmark and relevant peer group over the short- and long-term. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups, and that the funds’ advisory expenses were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q08702 052010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.